UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2017

Date of reporting period: March 31, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

MAR    03.31.17

SEMI-ANNUAL REPORT

AB GLOBAL BOND FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Global Bond Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB GLOBAL BOND FUND | 1

SEMI-ANNUAL REPORT

May 12, 2017

This report provides management’s discussion of fund performance for AB Global Bond Fund for the semi-annual reporting period ended March 31, 2017.

The Fund’s investment objective is to generate current income consistent with preservation of capital.

NAV RETURNS AS OF MARCH 31, 2017 (unaudited)

	6 Months	12 Months
AB GLOBAL BOND FUND[1]
Class A Shares	-0.61%	3.24%
Class B Shares[2]	-1.01%	2.44%
Class C Shares	-0.98%	2.46%
Advisor Class Shares[3]	-0.49%	3.50%
Class R Shares[3]	-0.83%	2.93%
Class K Shares[3]	-0.66%	3.26%
Class I Shares[3]	-0.49%	3.50%
Class Z Shares[3]	-0.47%	3.67%
Bloomberg Barclays Global Aggregate Bond Index (US dollar hedged)	-1.91%	1.09%

1	Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended March 31, 2017, by 0.00% and 0.01%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

3	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Bloomberg Barclays Global Aggregate Bond Index (US dollar hedged), for the six- and 12-month periods ended March 31, 2017.

During both periods, all share classes of the Fund outperformed the benchmark, before sales charges. During the six-month period, sector selection contributed most to performance, primarily because of exposures to US high-yield corporates, US agency risk-sharing transactions, and inflation-linked securities in both the US and Japan, relative to the benchmark. Country allocation (a result of bottom-up security analysis combined with fundamental research) bolstered returns further, largely

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because of an exposure to Brazil. Yield-curve positioning was also positive, as gains from the Fund’s positioning along the Canadian and US curves more than offset losses from yield-curve positioning in Brazil, Singapore and South Africa. Security selection within US investment-grade corporates also contributed. Currency investments benefited from long positions in the Mexican peso and Russian ruble, as well as a short in the Singapore dollar. A long position in the Swedish krona and shorts in the Japanese yen and Australian dollar detracted.

During the 12-month period, sector selection contributed to performance, helped by exposures to US high-yield corporates and agency risk-sharing transactions, and an underweight in US agency mortgages. Country positioning boosted performance further, thanks to an exposure to Brazil, underweight in Japan and overweight in the UK. Security decisions were also positive, primarily because of selections within US investment-grade corporates, which outweighed losses from US high-yield corporate selections. Currency investments contributed, as long positions in the Russian ruble and Brazilian real, and short in the Singapore dollar, more than offset losses from a short Japanese yen position and a long in the Swedish krona. Yield-curve positioning was a modest detractor in the period, because of the Fund’s underweight to 10-year maturities and overweight to 30-year maturities in the eurozone.

During both periods, the Fund utilized currency forwards and currency options, both written and purchased, to hedge currency exposure as well as to manage active currency risk. Credit default swaps, both single name and index, were used to hedge credit risk as well as to take active credit risk. Interest rate swaps and treasury futures were used to manage duration, country exposure and yield-curve positioning. Swaptions were used to take active risk in an effort to add alpha, a measure of how the Fund is performing versus its benchmark.

MARKET REVIEW AND INVESTMENT STRATEGY

Bond markets generally absorbed the political surprises of the 12-month period well, the two biggest of which were Donald Trump’s win in the US presidential election and the UK’s decision to exit the European Union (“Brexit”). After initial optimism regarding policy implications for economic growth and trade, markets lost some momentum after the failure of health care reform in the US stoked concern about whether the Trump administration would be able to steer its agenda of tax cuts and deregulation through Congress as seamlessly as many had expected. Meanwhile, UK Prime Minister Theresa May triggered Article 50 to begin the two-year countdown to fully cease the country’s membership in the European Union, with the specifics of future negotiations still uncertain. After rising sharply in late 2016, the 10-year US Treasury yield stabilized to end the 12-month period higher at 2.39%. The 10-year German Bund yield rose through the period, ending at 0.33%.

abfunds.com	AB GLOBAL BOND FUND | 3

In the aftermath of Brexit, European central banks maintained an easing bias through the period. The Bank of England cut rates for the first time in seven years to a new historic low. The US Federal Reserve raised interest rates for the second and third time since the 2008 financial crisis, moves universally anticipated by markets. Commodity price strength, accelerating trade and waning inflationary pressures contributed to a rally in emerging-market debt. Developed-market yields had varying performance, generally rising in the US and Canada, falling in the UK, and moving in different directions elsewhere. Investment-grade credit securities, developed-market treasuries and emerging-market local-currency government bonds all rallied, but lagged the double-digit returns of global high yield. Within high yield, sector performance was broadly positive, with the commodity-linked energy and basic industries sectors posting the highest returns. Real estate investment trusts and consumer sectors were the relative laggards, while still rallying appreciably through the period.

INVESTMENT POLICIES

The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Under normal market conditions, the Fund invests significantly in fixed-income securities of non-US companies. In addition, the Fund invests, under normal circumstances, in the fixed-income securities of companies located in at least three countries. The Fund may invest in a broad range of fixed-income securities in both developed and emerging markets. The Fund may invest across all fixed-income sectors, including US and non-US government and corporate debt securities. The Fund’s investments may be denominated in local currency or US dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may use borrowings or other leverage for investment purposes.

The Adviser will actively manage the Fund’s assets in relation to market conditions and general economic conditions and adjust the Fund’s investments in an effort to best enable the Fund to achieve its investment objective. Thus, the percentage of the Fund’s assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield and appreciation potential of such securities and the relationship of the country’s currency to the US dollar.

Under normal circumstances, the Fund invests at least 75% of its net assets in fixed-income securities rated investment-grade at the time of investment and may invest up to 25% of its net assets in below investment-grade fixed-income securities (commonly known as “junk bonds”).

(continued on next page)

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The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures contracts, forwards or swaps.

abfunds.com	AB GLOBAL BOND FUND | 5

DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Global Aggregate Bond Index (US dollar hedged) is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a

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DISCLOSURES AND RISKS (continued)

fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

abfunds.com	AB GLOBAL BOND FUND | 7

DISCLOSURES AND RISKS (continued)

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]
CLASS A SHARES			2.03%
1 Year	3.24%	-1.14%
5 Years	3.31%	2.42%
10 Years	5.01%	4.55%
CLASS B SHARES			1.32%
1 Year	2.44%	-0.56%
5 Years	2.55%	2.55%
10 Years[2]	4.58%	4.58%
CLASS C SHARES			1.37%
1 Year	2.46%	1.46%
5 Years	2.59%	2.59%
10 Years	4.26%	4.26%
ADVISOR CLASS SHARES[3]			2.36%
1 Year	3.50%	3.50%
5 Years	3.60%	3.60%
Since Inception[4]	4.86%	4.86%
CLASS R SHARES[3]			1.68%
1 Year	2.93%	2.93%
5 Years	2.95%	2.95%
Since Inception[4]	4.25%	4.25%
CLASS K SHARES[3]			1.99%
1 Year	3.26%	3.26%
5 Years	3.30%	3.30%
Since Inception[4]	4.58%	4.58%
CLASS I SHARES[3]			2.39%
1 Year	3.50%	3.50%
5 Years	3.63%	3.63%
Since Inception[4]	4.89%	4.89%
CLASS Z SHARES[3]			2.41%
1 Year	3.67%	3.67%
Since Inception[4]	4.48%	4.48%

(footnotes continued on next page)

abfunds.com	AB GLOBAL BOND FUND | 9

HISTORICAL PERFORMANCE (continued)

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 0.83%, 1.61%, 1.58%, 0.58%, 1.25%, 0.93%, 0.58% and 0.53% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limited the Fund’s annual operating expense ratios exclusively of expense associated with the acquired fund fees and expenses other than the advisory fees to 0.83%, 1.61%, 1.58%, 0.58%, 1.25%, 0.93%, 0.57% and 0.52% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. Absent reimbursements or waivers, performance would have been lower, with the exception of Class A, Class B, Class C, Advisor Class, Class R and Class K shares. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights sections since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2017.

2	Assumes conversion of Class B shares into Class A shares after six years.

3	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

4	Inception dates: 11/5/2007 for Advisor Class, Class R, Class K and Class I shares; 10/15/2013 for Class Z shares.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	-1.14%
5 Years	2.42%
10 Years	4.55%
CLASS B SHARES
1 Year	-0.56%
5 Years	2.55%
10 Years[1]	4.58%
CLASS C SHARES
1 Year	1.46%
5 Years	2.59%
10 Years	4.26%
ADVISOR CLASS SHARES[2]
1 Year	3.50%
5 Years	3.60%
Since Inception[3]	4.86%
CLASS R SHARES[2]
1 Year	2.93%
5 Years	2.95%
Since Inception[3]	4.25%
CLASS K SHARES[2]
1 Year	3.26%
5 Years	3.30%
Since Inception[3]	4.58%
CLASS I SHARES[2]
1 Year	3.50%
5 Years	3.63%
Since Inception[3]	4.89%
CLASS Z SHARES[2]
1 Year	3.67%
Since Inception[3]	4.48%

1	Assumes conversion of Class B shares into Class A shares after six years.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception dates: 11/5/2007 for Advisor Class, Class R, Class K and Class I shares; 10/15/2013 for Class Z shares.

abfunds.com	AB GLOBAL BOND FUND | 11

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$993.90	$3.98	0.80%	$4.03	0.81%
Hypothetical**	$1,000	$1,020.94	$4.03	0.80%	$4.08	0.81%
Class B
Actual	$1,000	$989.90	$7.94	1.60%	$7.99	1.61%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%	$8.10	1.61%
Class C
Actual	$1,000	$990.20	$7.69	1.55%	$7.74	1.56%
Hypothetical**	$1,000	$1,017.20	$7.80	1.55%	$7.85	1.56%
Advisor Class
Actual	$1,000	$995.10	$2.74	0.55%	$2.79	0.56%
Hypothetical**	$1,000	$1,022.19	$2.77	0.55%	$2.82	0.56%
Class R
Actual	$1,000	$991.70	$6.16	1.24%	$6.21	1.25%
Hypothetical**	$1,000	$1,018.75	$6.24	1.24%	$6.29	1.25%
Class K
Actual	$1,000	$993.40	$4.47	0.90%	$4.52	0.91%
Hypothetical**	$1,000	$1,020.44	$4.53	0.90%	$4.58	0.91%
Class I
Actual	$1,000	$995.10	$2.79	0.56%	$2.79	0.56%
Hypothetical**	$1,000	$1,022.14	$2.82	0.56%	$2.82	0.56%
Class Z
Actual	$1,000	$995.30	$2.49	0.50%	$2.54	0.51%
Hypothetical**	$1,000	$1,022.44	$2.52	0.50%	$2.57	0.51%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	The Fund’s investments in affiliated/unaffiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has voluntarily agreed to waive its investment advisory fee from the Fund in an amount equal to the Fund’s share of the advisory fees of the affiliated underlying portfolios, as borne indirectly by the Fund as an acquired fund fee and expense. The Fund’s effective expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro-rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

abfunds.com	AB GLOBAL BOND FUND | 13

PORTFOLIO SUMMARY

March 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $6,356.7

1	All data are as of March 31, 2017. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.6% or less in the following security types: Agencies, Asset-Backed Securities, Bank Loans, Common Stocks, Emerging Markets–Corporate Bonds, Governments–Sovereign Bonds, Investment Companies, Local Governments–Municipal Bonds, Local Governments–Regional Bonds, Options Purchased–Calls, Options Purchased–Puts, Preferred Stocks, Warrants and Whole Loan Trusts.

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PORTFOLIO SUMMARY

March 31, 2017 (unaudited)

1	All data are as of March 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.2% or less in the following countries: Angola, Bahrain, Belgium, Bermuda, Cayman Islands, Chile, China, Colombia, Denmark, Dominican Republic, Egypt, France, India, Indonesia, Ireland, Israel, Kazakhstan, Kuwait, Morocco, Netherlands, New Zealand, Norway, Peru, Poland, Portugal, Russia, Singapore, South Korea, Switzerland, Turkey and United Arab Emirates.

abfunds.com	AB GLOBAL BOND FUND | 15

PORTFOLIO OF INVESTMENTS

March 31, 2017 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS – TREASURIES – 45.9%
Australia – 1.8%
Australia Government Bond Series 128 5.75%, 7/15/22(a)(b)	AUD	82,985	$74,401,416
Series 142 4.25%, 4/21/26(b)		48,755	42,040,207

			116,441,623

Belgium – 0.5%
Kingdom of Belgium Government Bond Series 61 4.25%, 9/28/21(b)	EUR	15,455	19,880,730
Series 71 3.75%, 6/22/45(b)		2,300	3,537,732
Series 75 1.00%, 6/22/31(b)		7,115	7,375,394

			30,793,856

Canada – 2.0%
Canadian Government Bond 2.25%, 6/01/25	CAD	20,585	16,325,886
2.50%, 6/01/24		120,140	96,851,983
2.75%, 12/01/48		17,110	14,108,091

			127,285,960

Colombia – 0.5%
Colombian TES Series B 7.00%, 5/04/22	COP	79,992,200	28,717,539

Germany – 3.5%
Bundesrepublik Deutschland Zero Coupon, 8/15/26(b)	EUR	71,994	75,003,095
0.50%, 2/15/26(b)		23,260	25,561,853
2.50%, 7/04/44-8/15/46(b)		71,015	101,244,339
Series 00 5.50%, 1/04/31(b)		12,025	21,238,009
6.25%, 1/04/30(b)		1,460	2,669,035

			225,716,331

Italy – 6.6%
Italy Buoni Poliennali Del Tesoro 1.25%, 12/01/26		61,475	60,570,183
1.35%, 4/15/22		74,000	80,017,616
2.70%, 3/01/47(b)		15,515	14,822,409
3.75%, 5/01/21		27,335	32,775,248
4.00%, 9/01/20		1,870	2,232,082

16 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.25%, 9/01/19	EUR	6,710	$7,832,905
4.50%, 8/01/18		46,065	52,142,171
4.75%, 5/01/17		4,755	5,091,849
5.50%, 11/01/22		127,805	167,223,511

			422,707,974

Japan – 3.9%
Japan Government Ten Year Bond Series 342 0.10%, 3/20/26	JPY	1,086,000	9,811,000
Japan Government Twenty Year Bond Series 150 1.40%, 9/20/34		6,281,600	64,898,695
Series 158 0.50%, 9/20/36		19,549,150	171,753,848

			246,463,543

Mexico – 1.4%
Mexican Bonos Series M 8.00%, 6/11/20	MXN	1,296,690	71,536,245
Series M 20 10.00%, 12/05/24		231,766	14,575,660

			86,111,905

New Zealand – 1.2%
New Zealand Government Bond Series 423 5.50%, 4/15/23(b)	NZD	95,940	77,297,973

Poland – 1.0%
Republic of Poland Government Bond Series 727 2.50%, 7/25/27	PLN	269,515	62,222,849

Russia – 0.5%
Russian Federal Bond – OFZ Series 6214 6.40%, 5/27/20	RUB	2,060,275	34,944,226

Singapore – 0.4%
Singapore Government Bond 3.00%, 9/01/24	SGD	36,000	27,244,808

South Africa – 1.2%
Republic of South Africa Government Bond Series 2048 8.75%, 2/28/48	ZAR	609,430	40,992,997

abfunds.com	AB GLOBAL BOND FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series R186 10.50%, 12/21/26	ZAR	402,539	$33,088,719

			74,081,716

Spain – 1.9%
Spain Government Bond 1.30%, 10/31/26(b)	EUR	56,976	59,449,655
2.90%, 10/31/46(b)		2,889	3,081,316
4.10%, 7/30/18(b)		46,350	52,296,950
4.70%, 7/30/41(b)		2,343	3,387,589

			118,215,510

Sweden – 0.9%
Sweden Government Bond Series 1054 3.50%, 6/01/22	SEK	435,820	57,564,582

United Kingdom – 5.3%
United Kingdom Gilt 1.50%, 7/22/26(b)	GBP	52,330	68,040,683
1.75%, 9/07/22(b)		41,640	55,598,738
2.00%, 7/22/20-9/07/25(b)		84,605	113,800,890
4.00%, 1/22/60(b)		12,085	26,482,415
4.25%, 12/07/40(b)		39,300	73,003,468

			336,926,194

United States – 13.3%
U.S. Treasury Bonds 2.50%, 5/15/46	U.S.$	3,555	3,183,947
2.875%, 5/15/43(c)		25,920	25,239,600
3.00%, 11/15/44-11/15/45		57,550	57,222,132
3.625%, 8/15/43		33,835	37,673,158
4.625%, 2/15/40		10,100	12,973,765
U.S. Treasury Notes 1.125%, 2/28/21-7/31/21		124,315	120,895,885
1.375%, 4/30/20(c)(d)		29,570	29,412,909
1.375%, 5/31/21		53,325	52,383,483
1.50%, 8/15/26		655	606,080
1.625%, 2/15/26-5/15/26		113,745	106,793,139
1.875%, 2/28/22-10/31/22		146,375	145,561,768
2.00%, 11/30/22-11/15/26		122,885	120,616,192
2.125%, 1/31/21(c)		51,590	52,299,363
2.25%, 3/31/21(c)		15,999	16,281,482
2.25%, 11/15/25-2/15/27		62,685	62,023,929

			843,166,832

Total Governments – Treasuries (cost $2,959,839,981)			2,915,903,421

18 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CORPORATES – INVESTMENT GRADE – 21.0%
Industrial – 11.6%
Basic – 1.2%
Agrium, Inc. 3.375%, 3/15/25	U.S.$	105	$103,395
Alpek SAB de CV 4.50%, 11/20/22(b)		250	253,437
BHP Billiton Finance USA Ltd. 6.42%, 3/01/26		147	179,398
Braskem Finance Ltd. 6.45%, 2/03/24		6,285	6,726,835
Celulosa Arauco y Constitucion SA 4.50%, 8/01/24		270	277,087
Dow Chemical Co. (The) 8.55%, 5/15/19		3,000	3,400,446
Fibria Overseas Finance Ltd. 5.50%, 1/17/27		8,352	8,338,637
Georgia-Pacific LLC 5.40%, 11/01/20(b)		167	183,276
Gerdau Trade, Inc. 5.75%, 1/30/21(b)		13,700	14,329,359
Glencore Finance Europe SA 1.75%, 3/17/25(b)	EUR	3,990	4,195,327
3.375%, 9/30/20(b)		1,555	1,812,303
Glencore Funding LLC 4.125%, 5/30/23(b)	U.S.$	2,923	2,978,394
4.625%, 4/29/24(b)		7,550	7,851,955
GTL Trade Finance, Inc. 5.893%, 4/29/24(b)		1,704	1,699,740
International Paper Co. 3.00%, 2/15/27		295	276,302
Inversiones CMPC SA 4.375%, 4/04/27(b)		265	263,866
Minsur SA 6.25%, 2/07/24(b)		13,842	14,819,536
Monsanto Co. 2.85%, 4/15/25		275	263,031
Mosaic Co. (The) 5.625%, 11/15/43		3,238	3,329,681
Southern Copper Corp. 3.875%, 4/23/25		310	311,550
Vale Overseas Ltd. 5.875%, 6/10/21		2,642	2,816,689
6.25%, 8/10/26		15	16,219
6.875%, 11/21/36		186	198,866

abfunds.com	AB GLOBAL BOND FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Weyerhaeuser Co. 4.625%, 9/15/23	U.S.$	165	$178,264

			74,803,593

Capital Goods – 0.3%
General Electric Co. 4.65%, 10/17/21		197	216,338
Series D 5.00%, 1/21/21(e)		3,300	3,476,844
Series G 6.875%, 1/10/39		175	247,889
Holcim Finance Luxembourg SA 2.25%, 5/26/28(b)	EUR	10,740	12,014,939
Owens Corning 7.00%, 12/01/36(f)	U.S.$	85	103,861
Rockwell Collins, Inc. 1.95%, 7/15/19		209	209,117
Yamana Gold, Inc. 4.95%, 7/15/24		3,336	3,352,680

			19,621,668

Communications - Media – 1.0%
21st Century Fox America, Inc. 3.00%, 9/15/22		1,768	1,767,180
CBS Corp. 3.375%, 3/01/22		80	81,604
4.90%, 8/15/44		55	55,784
5.75%, 4/15/20		208	228,196
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579%, 7/23/20		4,300	4,418,250
4.908%, 7/23/25		13,250	13,995,312
6.484%, 10/23/45		215	247,519
Comcast Corp. 3.15%, 3/01/26		160	157,380
4.25%, 1/15/33		350	360,448
Cox Communications, Inc. 2.95%, 6/30/23(b)		2,794	2,664,859
4.50%, 6/30/43(b)		160	138,814
Discovery Communications LLC 3.45%, 3/15/25		3,723	3,525,778
Grupo Televisa SAB 4.625%, 1/30/26		200	204,816
6.625%, 3/18/25		190	218,310
Moody’s Corp. 2.75%, 7/15/19-12/15/21		256	258,084
4.875%, 2/15/24		145	158,385

20 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Myriad International Holdings BV 6.00%, 7/18/20(b)	U.S.$	5,287	$5,691,196
Omnicom Group, Inc. 3.60%, 4/15/26		201	200,662
4.45%, 8/15/20		150	159,806
RELX Capital, Inc. 8.625%, 1/15/19		30	33,278
S&P Global, Inc. 4.40%, 2/15/26		7,550	8,006,775
Sky Group Finance PLC 5.75%, 10/20/17(b)	GBP	3,977	5,117,518
Thomson Reuters Corp. 4.30%, 11/23/23	U.S.$	250	262,771
Time Warner Cable LLC 4.50%, 9/15/42		100	90,375
5.25%, 7/15/42	GBP	1,600	2,367,981
6.55%, 5/01/37	U.S.$	105	120,094
Time Warner, Inc. 3.55%, 6/01/24		6,274	6,286,598
3.60%, 7/15/25		4,350	4,301,158
Viacom, Inc. 3.875%, 12/15/21		188	194,713
4.375%, 3/15/43		127	110,040
5.625%, 9/15/19		10	10,728
WPP Finance 2010 4.75%, 11/21/21		83	89,309

			61,523,721

Communications - Telecommunications – 1.8%
America Movil SAB de CV 4.375%, 7/16/42		200	188,616
American Tower Corp. 4.70%, 3/15/22		4,000	4,273,560
5.05%, 9/01/20		5,080	5,464,175
AT&T, Inc. 3.40%, 5/15/25		2,453	2,372,417
3.60%, 2/17/23		2,994	3,036,605
3.80%, 3/15/22		733	757,852
3.95%, 1/15/25		21,910	22,095,161
4.125%, 2/17/26		6,364	6,451,982
4.45%, 5/15/21		4,259	4,529,136
4.75%, 5/15/46		207	193,245
4.80%, 6/15/44		70	65,900
5.45%, 3/01/47		100	102,569
5.80%, 2/15/19		2,937	3,133,847

abfunds.com	AB GLOBAL BOND FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

British Telecommunications PLC 9.125%, 12/15/30(f)	U.S.$	3,157	$4,714,711
Empresa Nacional de Telecomunicaciones SA 4.875%, 10/30/24(b)		4,969	5,130,779
Rogers Communications, Inc. 4.00%, 6/06/22	CAD	5,000	4,072,106
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.36%, 9/20/21(b)	U.S.$	8,433	8,401,798
Telefonica Emisiones SAU 5.213%, 3/08/47		7,294	7,376,532
Verizon Communications, Inc. 2.625%, 8/15/26		5,310	4,849,384
3.50%, 11/01/24		23,579	23,401,049
3.85%, 11/01/42		255	213,897
4.272%, 1/15/36		7,365	6,805,253
4.862%, 8/21/46		140	134,559
5.50%, 3/16/47		55	57,618
Vodafone Group PLC 6.15%, 2/27/37		30	34,393

			117,857,144

Consumer Cyclical - Automotive – 0.5%
BMW US Capital LLC 2.00%, 4/11/21(b)		515	504,531
Bmw Us Capital LLC 2.15%, 4/06/20(b)		265	264,939
Ford Motor Credit Co. LLC 2.597%, 11/04/19		3,880	3,899,823
3.81%, 1/09/24		1,050	1,051,734
4.134%, 8/04/25		12,290	12,357,829
5.00%, 5/15/18		4,545	4,695,489
5.875%, 8/02/21		2,999	3,336,001
Series G 4.389%, 1/08/26		200	204,128
General Motors Co.
3.50%, 10/02/18		245	250,287
4.875%, 10/02/23		90	96,064
General Motors Financial Co., Inc. 3.20%, 7/06/21		297	298,030
4.00%, 1/15/25		124	124,478
4.30%, 7/13/25		150	152,076
5.25%, 3/01/26		175	187,999

22 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Harley-Davidson Funding Corp. 6.80%, 6/15/18(b)	U.S.$	4,000	$4,229,892
Hyundai Capital America 2.55%, 4/03/20(b)		177	176,982
Hyundai Capital Services, Inc. 1.625%, 8/30/19(b)		270	264,757
Nissan Motor Acceptance Corp. 2.25%, 1/13/20(b)		265	265,064

			32,360,103

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 1.625%, 2/22/21	EUR	11,695	13,043,982

Consumer Cyclical - Other – 0.1%
Wyndham Worldwide Corp. 2.50%, 3/01/18	U.S.$	40	40,190
4.25%, 3/01/22		3,300	3,438,042

			3,478,232

Consumer Cyclical - Restaurants – 0.0%
McDonald’s Corp. 6.30%, 10/15/37		165	205,206

Consumer Cyclical - Retailers – 0.0%
Advance Auto Parts, Inc. 4.50%, 12/01/23		210	221,309
AutoNation, Inc. 4.50%, 10/01/25		105	108,392
CVS Health Corp. 5.125%, 7/20/45		170	187,558
Dollar General Corp. 4.15%, 11/01/25		186	192,004
Home Depot, Inc. (The) 5.40%, 9/15/40		205	245,512
Lowe’s Cos., Inc. 3.70%, 4/15/46		260	242,159
Target Corp. 2.30%, 6/26/19		260	263,234
Wal-Mart Stores, Inc. 5.25%, 9/01/35		210	247,685
Walgreens Boots Alliance, Inc. 3.10%, 6/01/23		210	209,988
3.30%, 11/18/21		507	519,687

			2,437,528

abfunds.com	AB GLOBAL BOND FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 2.1%
AbbVie, Inc. 1.375%, 5/17/24	EUR	7,530	$8,137,401
1.80%, 5/14/18	U.S.$	265	265,246
2.50%, 5/14/20		2,867	2,887,281
2.90%, 11/06/22		300	298,792
3.20%, 5/14/26		15	14,411
3.60%, 5/14/25		8,490	8,476,764
4.70%, 5/14/45		100	99,346
Actavis Funding SCS 3.00%, 3/12/20		385	391,349
Agilent Technologies, Inc. 5.00%, 7/15/20		1,040	1,121,751
Ahold Finance USA LLC 6.875%, 5/01/29		5,029	6,215,180
Altria Group, Inc. 2.85%, 8/09/22		390	390,717
9.25%, 8/06/19		400	464,190
Amgen, Inc. 2.25%, 8/19/23		270	258,214
4.40%, 5/01/45		315	306,521
Anheuser-Busch InBev Finance, Inc. 1.90%, 2/01/19		160	160,132
3.30%, 2/01/23		18,723	19,035,412
3.65%, 2/01/26		832	840,047
Baxalta, Inc. 3.60%, 6/23/22		226	230,897
Becton Dickinson and Co. 1.90%, 12/15/26	EUR	5,910	6,507,499
3.734%, 12/15/24	U.S.$	38	39,088
Biogen, Inc. 3.625%, 9/15/22		153	157,659
4.05%, 9/15/25		150	155,333
BRF GmbH 4.35%, 9/29/26(b)		1,944	1,776,256
Bunge Ltd. Finance Corp. 3.50%, 11/24/20		174	178,287
8.50%, 6/15/19		9,015	10,215,960
Celgene Corp. 3.625%, 5/15/24		190	192,522
Coca-Cola Co. (The) 1.375%, 5/30/19		265	263,734
Express Scripts Holding Co. 3.00%, 7/15/23		275	266,993

24 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Gilead Sciences, Inc. 3.50%, 2/01/25	U.S.$	55	$55,309
3.65%, 3/01/26		530	533,589
4.60%, 9/01/35		210	216,203
Grupo Bimbo SAB de CV 3.875%, 6/27/24(b)		275	274,990
Imperial Brands Finance PLC 2.95%, 7/21/20(b)		250	253,158
JM Smucker Co. (The) 2.50%, 3/15/20		91	91,883
3.00%, 3/15/22		155	157,122
Kraft Heinz Foods Co. 3.50%, 6/06/22		435	444,901
Laboratory Corp. of America Holdings 3.60%, 2/01/25		100	98,895
Leisureworld Senior Care LP Series B 3.474%, 2/03/21	CAD	7,675	6,055,104
McKesson Corp. 1.50%, 11/17/25	EUR	8,112	8,737,417
Medtronic, Inc. 2.50%, 3/15/20	U.S.$	250	253,388
3.15%, 3/15/22		300	308,069
3.50%, 3/15/25		490	501,249
Merck & Co., Inc. 2.75%, 2/10/25		535	528,066
Mondelez International Holdings Netherlands BV 1.625%, 10/28/19(b)		270	265,609
Mylan NV 3.15%, 6/15/21		9,784	9,819,467
3.75%, 12/15/20(f)		245	250,545
3.95%, 6/15/26		2,515	2,460,814
Mylan, Inc. 3.125%, 1/15/23(b)		100	97,102
Pfizer, Inc. 2.75%, 6/03/26		845	821,362
Procter & Gamble Co. (The) 1.90%, 11/01/19		228	229,567
Reynolds American, Inc. 3.25%, 6/12/20		84	86,251
4.45%, 6/12/25		8,300	8,728,305
5.85%, 8/15/45		2,887	3,389,843
Sigma Alimentos SA de CV 4.125%, 5/02/26(b)		220	214,225

abfunds.com	AB GLOBAL BOND FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Smithfield Foods, Inc. 3.35%, 2/01/22(b)	U.S.$	113	$113,141
Stryker Corp. 2.625%, 3/15/21		68	68,310
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22		115	111,838
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23		10,340	9,802,734
3.15%, 10/01/26		6,742	6,194,213
Tyson Foods, Inc. 2.65%, 8/15/19		49	49,490
3.95%, 8/15/24		5,596	5,707,920
4.50%, 6/15/22		16	17,060
Zimmer Biomet Holdings, Inc. 2.70%, 4/01/20		205	206,448
3.55%, 4/01/25		330	326,103

			136,816,672

Energy – 2.5%
Anadarko Finance Co. Series B 7.50%, 5/01/31		50	63,328
Anadarko Petroleum Corp. 3.45%, 7/15/24		50	48,736
6.20%, 3/15/40		115	130,876
Apache Corp. 6.90%, 9/15/18		2,700	2,885,398
Apache Finance Canada Corp. 7.75%, 12/15/29		60	78,771
Boardwalk Pipelines LP 4.95%, 12/15/24		100	105,098
BP Capital Markets PLC 2.75%, 5/10/23		385	377,896
3.814%, 2/10/24		155	160,560
Canadian Natural Resources Ltd. 3.90%, 2/01/25		240	241,701
6.50%, 2/15/37		30	34,415
Chevron Corp. 2.954%, 5/16/26		200	197,483
Cimarex Energy Co. 4.375%, 6/01/24		1,220	1,267,901
ConocoPhillips Co. 5.95%, 3/15/46		270	337,117
Devon Energy Corp. 3.25%, 5/15/22		360	356,400

26 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Enable Midstream Partners LP 4.40%, 3/15/27	U.S.$	105	$104,213
Enbridge Energy Partners LP 4.375%, 10/15/20		100	105,343
5.875%, 10/15/25		160	179,296
Encana Corp. 3.90%, 11/15/21		170	173,613
Energy Transfer Partners LP 3.60%, 2/01/23		295	292,983
4.65%, 6/01/21		2,850	2,997,074
4.90%, 2/01/24		2,700	2,815,015
6.05%, 6/01/41		145	149,766
EnLink Midstream Partners LP 4.15%, 6/01/25		10,425	10,333,781
Enterprise Products Operating LLC 3.70%, 2/15/26		260	260,097
4.90%, 5/15/46		105	107,373
5.10%, 2/15/45		7,415	7,753,013
5.20%, 9/01/20		195	212,336
Halliburton Co. 3.50%, 8/01/23		127	129,164
3.80%, 11/15/25		570	577,709
Hess Corp. 4.30%, 4/01/27		10,175	9,996,937
7.875%, 10/01/29		41	49,764
Husky Energy, Inc. 3.95%, 4/15/22		115	119,113
4.00%, 4/15/24		115	116,834
Kerr-McGee Corp. 6.95%, 7/01/24		90	106,187
Kinder Morgan Energy Partners LP 3.45%, 2/15/23		250	247,253
3.95%, 9/01/22		406	414,841
6.375%, 3/01/41		55	59,866
Kinder Morgan, Inc./DE 5.00%, 2/15/21(b)		3,100	3,309,851
5.05%, 2/15/46		280	271,374
Marathon Oil Corp. 3.85%, 6/01/25		80	78,600
6.80%, 3/15/32		80	90,800
Marathon Petroleum Corp. 5.125%, 3/01/21		290	313,283
5.85%, 12/15/45		105	104,667
MPLX LP 4.125%, 3/01/27		5,862	5,834,120
4.50%, 7/15/23		5,692	5,916,009

abfunds.com	AB GLOBAL BOND FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.875%, 12/01/24	U.S.$	100	$105,162
5.20%, 3/01/47		100	100,596
Nabors Industries, Inc. 5.50%, 1/15/23(b)		6,040	6,191,000
Noble Energy, Inc. 3.90%, 11/15/24		15,337	15,541,703
8.25%, 3/01/19		5,880	6,540,406
Occidental Petroleum Corp. 3.40%, 4/15/26		260	259,351
ONEOK Partners LP 3.20%, 9/15/18		3,040	3,083,657
4.90%, 3/15/25		145	153,741
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24		11,648	11,278,292
3.85%, 10/15/23		5,593	5,603,185
4.65%, 10/15/25		150	154,579
Regency Energy Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23		155	158,621
5.00%, 10/01/22		105	111,692
Sabine Pass Liquefaction LLC 4.20%, 3/15/28(b)		160	158,000
5.00%, 3/15/27(b)		148	154,290
5.625%, 2/01/21-4/15/23(f)		14,320	15,554,100
Shell International Finance BV 1.875%, 5/10/21		170	166,418
3.40%, 8/12/23		430	442,087
4.375%, 5/11/45		210	212,933
Spectra Energy Partners LP 3.50%, 3/15/25		85	82,703
4.60%, 6/15/21		330	349,162
Suncor Energy, Inc. 3.60%, 12/01/24		150	151,568
6.50%, 6/15/38		76	95,425
Sunoco Logistics Partners Operations LP 3.90%, 7/15/26		160	155,493
4.25%, 4/01/24		9,200	9,352,913
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/26(b)		6,019	5,784,259
Total Capital International SA 3.75%, 4/10/24		145	150,989
TransCanada PipeLines Ltd. 3.80%, 10/01/20		485	506,820
6.35%, 5/15/67		15	13,969

28 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Valero Energy Corp. 3.40%, 9/15/26	U.S.$	235	$224,172
Williams Partners LP 3.90%, 1/15/25		4,098	4,097,578
4.00%, 11/15/21		2,603	2,694,292
4.50%, 11/15/23		4,200	4,380,575
5.80%, 11/15/43		125	133,999
Williams Partners LP/ACMP Finance Corp. 4.875%, 5/15/23-3/15/24		3,271	3,362,106

			157,011,791

Services – 0.1%
Amazon.com, Inc. 4.80%, 12/05/34		225	249,575
eBay, Inc. 3.80%, 3/09/22		3,461	3,597,838
Visa, Inc. 2.80%, 12/14/22		250	252,106

			4,099,519

Technology – 1.4%
Alphabet, Inc. 3.625%, 5/19/21		250	264,847
Analog Devices, Inc. 3.50%, 12/05/26		220	218,244
Apple, Inc. 2.85%, 5/06/21		290	296,782
3.25%, 2/23/26		420	423,766
3.45%, 2/09/45		400	358,038
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625%, 1/15/24(b)		3,109	3,132,896
3.875%, 1/15/27(b)		6,763	6,796,517
Cisco Systems, Inc. 5.90%, 2/15/39		75	95,395
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42%, 6/15/21(b)		8,125	8,496,532
5.45%, 6/15/23(b)		7,700	8,284,961
6.02%, 6/15/26(b)		1,833	2,000,313
Everett Spinco, Inc. 2.875%, 3/27/20(b)		185	186,453
Fidelity National Information Services, Inc. 3.875%, 6/05/24		250	256,463
4.50%, 8/15/46		110	106,170
5.00%, 10/15/25		3	3,268

abfunds.com	AB GLOBAL BOND FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hewlett Packard Enterprise Co. 6.35%, 10/15/45(f)	U.S.$	75	$77,131
HP, Inc. 4.65%, 12/09/21		6,560	7,028,856
Intel Corp. 3.70%, 7/29/25		135	140,789
4.90%, 7/29/45		145	162,622
International Business Machines Corp. 1.80%, 5/17/19		265	265,984
2.25%, 2/19/21		260	261,099
KLA-Tencor Corp. 4.65%, 11/01/24		11,238	11,941,229
Lam Research Corp. 2.75%, 3/15/20		260	262,913
Micron Technology, Inc. 7.50%, 9/15/23(b)		4,865	5,445,594
Microsoft Corp. 1.10%, 8/08/19		270	266,983
3.45%, 8/08/36		540	512,147
Oracle Corp. 3.90%, 5/15/35		190	187,671
5.375%, 7/15/40		150	173,492
QUALCOMM, Inc. 2.25%, 5/20/20		260	260,300
Seagate HDD Cayman 4.75%, 6/01/23-1/01/25		5,304	5,215,790
4.875%, 3/01/24(b)		3,579	3,506,404
4.875%, 6/01/27		105	98,419
Tencent Holdings Ltd. 3.375%, 5/02/19(b)		5,087	5,195,933
Total System Services, Inc. 2.375%, 6/01/18		20	20,078
3.75%, 6/01/23		8,654	8,667,552
3.80%, 4/01/21		109	112,657
Tyco Electronics Group SA 3.45%, 8/01/24		255	256,340
Verisk Analytics, Inc. 5.50%, 6/15/45		100	108,249
Western Digital Corp. 7.375%, 4/01/23(b)		7,395	8,116,013
Xerox Corp. 2.80%, 5/15/20		250	249,110

			89,454,000

30 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.1%
Southwest Airlines Co. Pass-Through Trust Series 07-1 6.15%, 8/01/22	U.S.$	5,323	$5,862,360

Transportation - Railroads – 0.0%
Burlington Northern Santa Fe LLC 4.55%, 9/01/44		100	104,993
Canadian Pacific Railway Co. 6.50%, 5/15/18		1,276	1,338,366
CSX Corp. 4.40%, 3/01/43		100	100,051

			1,543,410

Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd. 3.95%, 1/19/22(b)		12,115	12,236,150
Asciano Finance Ltd. 4.625%, 9/23/20(b)		1,501	1,555,751
5.00%, 4/07/18(b)		2,676	2,739,777
Ryder System, Inc. 2.45%, 9/03/19		265	266,156

			16,797,834

			736,916,763

Financial Institutions – 8.3%
Banking – 7.5%
ABN AMRO Bank NV 2.10%, 1/18/19(b)		270	270,175
2.50%, 10/30/18(b)		7,200	7,256,635
4.75%, 7/28/25(b)		200	206,300
American Express Credit Corp. 0.625%, 11/22/21	EUR	7,874	8,473,710
Series G 2.25%, 8/15/19	U.S.$	205	206,362
Bank of America Corp. 1.625%, 9/14/22(b)	EUR	5,315	5,919,915
3.824%, 1/20/28	U.S.$	15,925	15,930,669
3.875%, 8/01/25		15,000	15,262,950
4.20%, 8/26/24		195	198,907
5.49%, 3/15/19		300	317,304
Series G 3.30%, 1/11/23		4,600	4,627,108
Barclays Bank PLC 6.05%, 12/04/17(b)		230	236,125
6.625%, 3/30/22(b)	EUR	1,756	2,324,465

abfunds.com	AB GLOBAL BOND FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Barclays PLC 3.65%, 3/16/25	U.S.$	1,800	$1,753,299
3.684%, 1/10/23		14,795	14,852,922
4.375%, 1/12/26		310	314,548
5.20%, 5/12/26		5,621	5,761,868
BBVA Banco Continental SA 5.00%, 8/26/22(b)		4,224	4,531,051
BBVA Global Finance Ltd. 7.00%, 12/01/25		110	126,071
BNP Paribas SA 2.25%, 1/11/27(b)	EUR	1,130	1,173,096
3.80%, 1/10/24(b)	U.S.$	5,234	5,219,507
5.019%, 4/13/17(b)(e)	EUR	3,600	3,845,281
7.625%, 3/30/21(b)(e)	U.S.$	200	213,083
BNZ International Funding Ltd. (London) 2.40%, 2/21/20(b)		265	265,459
BPCE SA 5.70%, 10/22/23(b)		8,936	9,483,419
Capital One Bank USA, NA 3.375%, 2/15/23		310	309,849
Capital One Financial Corp. 4.75%, 7/15/21		25	26,883
Capital One NA/Mclean VA 2.35%, 1/31/20		265	264,663
Citigroup, Inc. 3.70%, 1/12/26		150	149,871
3.887%, 1/10/28		18,515	18,568,768
4.40%, 6/10/25		270	274,929
5.875%, 1/30/42		3,597	4,364,888
Compass Bank 2.75%, 9/29/19		3,648	3,663,864
5.50%, 4/01/20		296	311,890
Cooperatieve Rabobank UA 3.375%, 5/21/25		260	262,519
3.95%, 11/09/22		4,212	4,317,953
4.375%, 8/04/25		8,495	8,698,532
11.00%, 6/30/19(b)(e)		88	102,995
Credit Agricole SA/London 2.375%, 7/01/21(b)		4,033	3,952,546
4.125%, 1/10/27(b)		6,882	6,825,354
Credit Suisse AG 6.50%, 8/08/23(b)		4,799	5,276,500
Credit Suisse Group AG 4.282%, 1/09/28(b)		265	263,867

32 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Credit Suisse Group Funding Guernsey Ltd. 1.25%, 4/14/22(b)	EUR	6,863	$7,425,625
2.75%, 3/26/20	U.S.$	4,200	4,204,599
3.75%, 3/26/25		765	752,374
3.80%, 6/09/23		2,054	2,062,580
4.55%, 4/17/26		14,645	15,118,165
Deutsche Bank AG Series G 3.375%, 5/12/21		165	165,700
Discover Bank/Greenwood DE 3.10%, 6/04/20		250	255,032
Fifth Third Bancorp 3.50%, 3/15/22		15	15,404
Goldman Sachs Group, Inc. (The) 1.625%, 7/27/26(b)	EUR	17,215	18,332,621
2.35%, 11/15/21	U.S.$	8,163	8,002,009
3.75%, 5/22/25-2/25/26		790	794,891
3.85%, 7/08/24		11,220	11,498,368
4.25%, 10/21/25		385	392,116
5.15%, 5/22/45		2,700	2,833,807
5.75%, 1/24/22		4,480	5,040,663
HSBC Holdings PLC 3.90%, 5/25/26		685	693,150
4.00%, 3/30/22		6,500	6,796,400
4.041%, 3/13/28		8,317	8,396,336
4.375%, 11/23/26		4,875	4,916,233
6.00%, 9/29/23(b)(e)	EUR	4,711	5,414,292
6.875%, 6/01/21(e)	U.S.$	200	212,792
HSBC USA, Inc. 2.75%, 8/07/20		310	313,611
Huntington Bancshares, Inc. 2.30%, 1/14/22		270	263,056
ING Groep NV 2.302% (LIBOR 3 Month + 1.15%), 3/29/22(g)		9,249	9,271,965
3.15%, 3/29/22		265	265,556
JPMorgan Chase & Co. 3.125%, 1/23/25		260	255,298
3.20%, 6/15/26		1,135	1,101,386
3.782%, 2/01/28		31,610	31,917,344
3.90%, 7/15/25		250	258,418
Lloyds Banking Group PLC 4.582%, 12/10/25		3,051	3,099,700
4.65%, 3/24/26		15,131	15,460,538
Manufacturers & Traders Trust Co. 6.625%, 12/04/17		9,586	9,898,820

abfunds.com	AB GLOBAL BOND FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mitsubishi UFJ Financial Group, Inc. 3.85%, 3/01/26	U.S.$	470	$482,501
Morgan Stanley 2.80%, 6/16/20		315	318,574
3.125%, 7/27/26		955	911,662
3.625%, 1/20/27		585	580,070
Series 3NC2 1.842% (LIBOR 3 Month + 0.80%), 2/14/20(g)		265	265,628
Series G 1.375%, 10/27/26	EUR	17,531	18,257,130
3.70%, 10/23/24	U.S.$	10,000	10,169,310
5.50%, 7/24/20		295	322,237
National City Bank/Cleveland OH 5.80%, 6/07/17		4,125	4,154,947
Nationwide Building Society 4.00%, 9/14/26(b)		14,685	14,262,909
Nordea Bank AB 4.875%, 5/13/21(b)		12,295	13,109,421
Northgroup Preferred Capital Corp. 6.378%, 10/15/17(b)(e)		110	109,077
People’s United Bank NA 4.00%, 7/15/24		300	298,439
PNC Financial Services Group, Inc. (The) 5.125%, 2/08/20		50	53,998
Santander Holdings USA, Inc. 2.65%, 4/17/20		260	258,967
Santander Issuances SAU 3.25%, 4/04/26(b)	EUR	500	555,663
5.179%, 11/19/25	U.S.$	11,000	11,395,131
Santander UK Group Holdings PLC 2.875%, 8/05/21		14,245	14,099,786
3.571%, 1/10/23		265	265,345
4.75%, 9/15/25(b)		5,781	5,789,579
Santander UK PLC 2.375%, 3/16/20		250	250,528
Standard Chartered PLC 4.00%, 10/21/25(b)	EUR	103	116,595
4.30%, 2/19/27(b)	U.S.$	5,431	5,353,369
Sumitomo Mitsui Banking Corp. 1.966%, 1/11/19		9,603	9,596,883
Sumitomo Mitsui Trust Bank Ltd. 2.05%, 3/06/19(b)		270	269,697
SunTrust Bank/Atlanta GA 7.25%, 3/15/18		250	262,536

34 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Synchrony Financial 2.70%, 2/03/20	U.S.$	260	$260,937
UBS AG/Stamford CT 7.625%, 8/17/22		3,671	4,236,620
UBS Group Funding Jersey Ltd. 4.125%, 9/24/25-4/15/26(b)		6,417	6,504,861
US Bancorp Series J 5.30%, 4/15/27(e)		6,443	6,557,834
Wells Fargo & Co. 2.625%, 8/16/22(b)	EUR	383	451,279
3.00%, 10/23/26	U.S.$	270	258,448
3.069%, 1/24/23		208	209,030
4.10%, 6/03/26		500	511,141
4.75%, 12/07/46		50	51,140
Series G 4.30%, 7/22/27		495	514,166
Series M 3.45%, 2/13/23		205	206,884
Zions Bancorporation 4.50%, 6/13/23		26	26,196

			473,133,467

Brokerage – 0.0%
TD Ameritrade Holding Corp. 2.95%, 4/01/22		260	262,785

Finance – 0.1%
AerCap Aviation Solutions BV 6.375%, 5/30/17		3,916	3,944,289
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.00%, 10/01/21		150	160,478
GE Capital International Funding Co. Unlimited Co. 2.342%, 11/15/20		556	558,089
4.418%, 11/15/35		420	443,659
HSBC Finance Corp. 6.676%, 1/15/21		1,894	2,139,745
International Lease Finance Corp. 6.25%, 5/15/19		170	182,850

			7,429,110

Insurance – 0.5%
Allstate Corp. (The) 6.50%, 5/15/57		72	82,138
American International Group, Inc. 6.82%, 11/15/37		198	244,770

abfunds.com	AB GLOBAL BOND FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Anthem, Inc. 3.30%, 1/15/23	U.S.$	15	$15,112
3.50%, 8/15/24		250	251,096
Aon Corp. 8.205%, 1/01/27		155	195,260
Aviva PLC Series E 6.125%, 7/05/43(b)	EUR	7,065	8,905,771
Chubb Corp. (The) 6.375%, 4/15/37	U.S.$	130	125,690
Five Corners Funding Trust 4.419%, 11/15/23(b)		2,400	2,554,982
Guardian Life Insurance Co. of America (The) 7.375%, 9/30/39(b)		109	151,236
Humana, Inc. 7.20%, 6/15/18		15	15,924
Liberty Mutual Finance Europe DAC 1.75%, 3/27/24(b)	EUR	3,074	3,326,015
Lincoln National Corp. 7.00%, 6/15/40	U.S.$	90	116,086
8.75%, 7/01/19		909	1,035,328
Massachusetts Mutual Life Insurance Co. 8.875%, 6/01/39(b)		2	3,196
MetLife Capital Trust IV 7.875%, 12/15/37(b)		107	131,962
MetLife, Inc. 3.048%, 12/15/22		295	297,602
Series D 4.368%, 9/15/23		485	520,521
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Series E 6.25%, 5/26/42(b)	EUR	2,700	3,550,150
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(b)	U.S.$	4,415	7,081,890
Peachtree Corners Funding Trust 3.976%, 2/15/25(b)		250	250,452
Progressive Corp. (The) 6.70%, 6/15/37		124	122,866
Torchmark Corp. 9.25%, 6/15/19		3,400	3,907,753
UnitedHealth Group, Inc. 3.875%, 10/15/20		285	300,986

36 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

XLIT Ltd. 5.75%, 10/01/21	U.S.$	135	$149,995
Series E 6.50%, 5/01/17(e)		68	57,083
ZFS Finance USA Trust V 6.50%, 5/09/37(b)		500	500,350

			33,894,214

Other Finance – 0.0%
Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/23		520	504,042

REITS – 0.2%
Alexandria Real Estate Equities, Inc. 4.30%, 1/15/26		75	76,683
EPR Properties 4.75%, 12/15/26		50	50,318
7.75%, 7/15/20		3,569	4,032,702
Essex Portfolio LP 3.375%, 1/15/23		260	260,358
HCP, Inc. 3.875%, 8/15/24		335	337,261
Healthcare Trust of America Holdings LP 3.375%, 7/15/21		1,784	1,806,981
Hospitality Properties Trust 4.50%, 6/15/23		170	175,300
Mid-America Apartments LP 3.75%, 6/15/24		100	101,823
Omega Healthcare Investors, Inc. 4.375%, 8/01/23		215	217,833
Realty Income Corp. 3.00%, 1/15/27		88	82,539
Spirit Realty LP 4.45%, 9/15/26(b)		110	108,340
Ventas Realty LP/Ventas Capital Corp. 2.70%, 4/01/20		150	150,999
VEREIT Operating Partnership LP 3.00%, 2/06/19		100	100,375
4.125%, 6/01/21		5,126	5,254,150
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 9/17/24(b)		200	202,219
Welltower, Inc. 4.00%, 6/01/25		168	170,323
4.25%, 4/01/26		155	159,683

			13,287,887

			528,511,505

abfunds.com	AB GLOBAL BOND FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.7%
Electric – 0.4%
Abu Dhabi National Energy Co. PJSC 3.625%, 6/22/21(b)	U.S.$	3,027	$3,091,896
Berkshire Hathaway Energy Co. 6.125%, 4/01/36		300	374,679
Consolidated Edison, Inc. 2.00%, 5/15/21		165	161,500
Constellation Energy Group, Inc. 5.15%, 12/01/20		409	443,631
Dominion Resources, Inc./VA 2.962%, 7/01/19		156	158,130
4.70%, 12/01/44		275	283,303
Series A 1.875%, 1/15/19		265	264,651
Duke Energy Florida LLC 6.40%, 6/15/38		150	197,127
EDP Finance BV 4.125%, 1/15/20(b)		4,240	4,361,900
Enel Americas SA 4.00%, 10/25/26		91	89,750
Enel Generacion Chile SA 4.25%, 4/15/24		100	102,630
Entergy Corp. 4.00%, 7/15/22		174	182,154
Exelon Corp. 5.10%, 6/15/45		150	161,432
5.625%, 6/15/35		55	62,768
Exelon Generation Co. LLC 2.95%, 1/15/20		137	138,744
Jersey Central Power & Light Co. 4.70%, 4/01/24(b)		152	161,849
Monongahela Power Co. 4.10%, 4/15/24(b)		3,231	3,384,996
Oncor Electric Delivery Co. LLC 7.00%, 5/01/32		175	239,343
Pacific Gas & Electric Co. 4.50%, 12/15/41		510	531,430
PSEG Power LLC 3.00%, 6/15/21		265	266,883
Public Service Enterprise Group, Inc. 1.60%, 11/15/19		270	266,768
Southern Co. (The) 1.85%, 7/01/19		260	258,555
Southern Power Co. 4.15%, 12/01/25		163	168,332

38 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

TECO Finance, Inc. 5.15%, 3/15/20	U.S.$	2,970	$3,161,381
Trans-Allegheny Interstate Line Co. 3.85%, 6/01/25(b)		5,339	5,468,642
Union Electric Co. 6.70%, 2/01/19		2,019	2,187,621
Wisconsin Electric Power Co. 4.25%, 12/15/19		35	36,984

			26,207,079

Natural Gas – 0.3%
CenterPoint Energy Resources Corp. 4.50%, 1/15/21		1,460	1,535,472
Centrica PLC 4.00%, 10/16/23(b)		270	278,578
NiSource Finance Corp. 6.80%, 1/15/19		7,815	8,445,584
Talent Yield Investments Ltd. 4.50%, 4/25/22(b)		6,500	6,858,025

			17,117,659

			43,324,738

Non Corporate Sectors – 0.4%
Agencies - Government Sponsored – 0.2%
Equate Petrochemical BV 3.00%, 3/03/22(b)		15,619	15,259,763
4.25%, 11/03/26(b)		200	200,250

			15,460,013

Agencies - Not Government Guaranteed – 0.2%
Bank Nederlandse Gemeenten NV Zero Coupon, 4/05/28	CAD	24,800	13,231,192

			28,691,205

Total Corporates – Investment Grade (cost $1,320,794,060)			1,337,444,211

INFLATION-LINKED SECURITIES – 5.3%
Brazil – 0.6%
Brazil Notas do Tesouro Nacional Series B 6.00%, 8/15/50-5/15/55	BRL	34,198	36,533,674

abfunds.com	AB GLOBAL BOND FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Japan – 2.2%
Japanese Government CPI Linked Bond Series 21 0.10%, 3/10/26	JPY	15,038,250	$142,382,494

United States – 2.5%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS)	U.S.$	97,576	99,016,048
0.375%, 7/15/25 (TIPS)		57,198	57,370,391

			156,386,439

Total Inflation-Linked Securities (cost $340,800,526)			335,302,607

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.2%
Risk Share Floating Rate – 4.6%
Bellemeade Re II Ltd. Series 2016-1A, Class M2A 5.482% (LIBOR 1 Month + 4.50%), 4/25/26(g)(h)		11,740	11,773,344
Series 2016-1A, Class M2B 7.482% (LIBOR 1 Month + 6.50%), 4/25/26(g)(h)		24,392	24,662,944
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M1 4.382% (LIBOR 1 Month + 3.40%), 7/25/23(g)		3,530	3,579,765
Series 2013-DN1, Class M2 8.132% (LIBOR 1 Month + 7.15%), 7/25/23(g)		5,330	6,511,815
Series 2013-DN2, Class M1 2.432% (LIBOR 1 Month + 1.45%), 11/25/23(g)		2,812	2,822,186
Series 2013-DN2, Class M2 5.232% (LIBOR 1 Month + 4.25%), 11/25/23(g)		5,910	6,408,119
Series 2014-DN1, Class M1 1.982% (LIBOR 1 Month + 1.00%), 2/25/24(g)		283	282,806
Series 2014-DN1, Class M2 3.182% (LIBOR 1 Month + 2.20%), 2/25/24(g)		7,270	7,477,183

40 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2014-DN1, Class M3 5.482% (LIBOR 1 Month + 4.50%), 2/25/24(g)	U.S.$	4,290	$4,824,913
Series 2014-DN3, Class M3 4.982% (LIBOR 1 Month + 4.00%), 8/25/24(g)		14,195	15,164,230
Series 2014-HQ2, Class M1 2.432% (LIBOR 1 Month + 1.45%), 9/25/24(g)		2,057	2,063,782
Series 2014-HQ2, Class M3 4.732% (LIBOR 1 Month + 3.75%), 9/25/24(g)		1,595	1,695,170
Series 2014-HQ3, Class M3 5.732% (LIBOR 1 Month + 4.75%), 10/25/24(g)		6,500	7,172,014
Series 2015-DN1, Class M3 5.132% (LIBOR 1 Month + 4.15%), 1/25/25(g)		11,920	12,711,555
Series 2015-DNA2, Class M2 3.582% (LIBOR 1 Month + 2.60%), 12/25/27(g)		8,939	9,156,464
Series 2015-DNA3, Class M3 5.682% (LIBOR 1 Month + 4.70%), 4/25/28(g)		2,209	2,434,514
Series 2015-HQ1, Class M2 3.182% (LIBOR 1 Month + 2.20%), 3/25/25(g)		5,146	5,217,625
Series 2015-HQ1, Class M3 4.782% (LIBOR 1 Month + 3.80%), 3/25/25(g)		2,555	2,748,207
Series 2015-HQA1, Class M2 3.632% (LIBOR 1 Month + 2.65%), 3/25/28(g)		9,020	9,242,637
Series 2015-HQA1, Class M3 5.682% (LIBOR 1 Month + 4.70%), 3/25/28(g)		2,080	2,286,881
Series 2015-HQA2, Class M2 3.782% (LIBOR 1 Month + 2.80%), 5/25/28(g)		10,357	10,678,276
Series 2015-HQA2, Class M3 5.782% (LIBOR 1 Month + 4.80%), 5/25/28(g)		9,364	10,325,752
Series 2016-DNA1, Class M2 3.882% (LIBOR 1 Month + 2.90%), 7/25/28(g)		3,076	3,204,935

abfunds.com	AB GLOBAL BOND FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2016-DNA2, Class M3 5.632% (LIBOR 1 Month + 4.65%), 10/25/28(g)	U.S.$	2,907	$3,151,067
Series 2016-DNA3, Class M2 2.982% (LIBOR 1 Month + 2.00%), 12/25/28(g)		2,395	2,444,563
Series 2016-DNA4, Class M2 2.282% (LIBOR 1 Month + 1.30%), 3/25/29(g)		2,130	2,135,856
Series 2016-HQA1, Class M3 7.332% (LIBOR 1 Month + 6.35%), 9/25/28(g)		4,984	5,906,783
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M2 6.232% (LIBOR 1 Month + 5.25%), 10/25/23(g)		1,500	1,711,952
Series 2014-C01, Class M2 5.382% (LIBOR 1 Month + 4.40%), 1/25/24(g)		2,563	2,835,341
Series 2014-C03, Class 1M1 2.182% (LIBOR 1 Month + 1.20%), 7/25/24(g)		606	607,476
Series 2014-C04, Class 1M1 2.932% (LIBOR 1 Month + 1.95%), 11/25/24(g)		606	607,055
Series 2014-C04, Class 1M2 5.882% (LIBOR 1 Month + 4.90%), 11/25/24(g)		12,425	13,939,764
Series 2015-C01, Class 2M2 5.532% (LIBOR 1 Month + 4.55%), 2/25/25(g)		4,503	4,790,590
Series 2015-C02, Class 2M2 4.982% (LIBOR 1 Month + 4.00%), 5/25/25(g)		7,024	7,384,169
Series 2015-C03, Class 1M1 2.482% (LIBOR 1 Month + 1.50%), 7/25/25(g)		117	117,359
Series 2015-C03, Class 1M2 5.982% (LIBOR 1 Month + 5.00%), 7/25/25(g)		2,523	2,774,705
Series 2015-C03, Class 2M2 5.982% (LIBOR 1 Month + 5.00%), 7/25/25(g)		5,925	6,484,730
Series 2015-C04, Class 1M2 6.682% (LIBOR 1 Month + 5.70%), 4/25/28(g)		3,226	3,650,106

42 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-C04, Class 2M2 6.532% (LIBOR 1 Month + 5.55%), 4/25/28(g)	U.S.$	4,891	$5,443,702
Series 2016-C01, Class 1M2 7.732% (LIBOR 1 Month + 6.75%), 8/25/28(g)		7,881	9,336,441
Series 2016-C01, Class 2M2 7.932% (LIBOR 1 Month + 6.95%), 8/25/28(g)		3,391	3,995,383
Series 2016-C02, Class 1M2 6.982% (LIBOR 1 Month + 6.00%), 9/25/28(g)		10,558	12,048,954
Series 2016-C03, Class 1M1 2.982% (LIBOR 1 Month + 2.00%), 10/25/28(g)		4,006	4,070,665
Series 2016-C03, Class 2M1 3.182% (LIBOR 1 Month + 2.20%), 10/25/28(g)		8,326	8,428,742
Series 2016-C04, Class 1M2 5.232% (LIBOR 1 Month + 4.25%), 1/25/29(g)		5,061	5,372,659
Series 2016-C05, Class 2M2 5.432% (LIBOR 1 Month + 4.45%), 1/25/29(g)		14,307	15,287,414
Series 2016-C07, Class 2M2 5.332% (LIBOR 1 Month + 4.35%), 4/25/29(g)		4,656	4,920,617
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 6.482% (LIBOR 1 Month + 5.50%), 10/25/25(b)(g)		5,416	5,583,565

			295,474,775

Non-Agency Fixed Rate – 0.6%
Alternative Loan Trust Series 2006-19CB, Class A15 6.00%, 8/25/36		308	268,752
Series 2006-19CB, Class A24 6.00%, 8/25/36		197	172,058
Series 2006-24CB, Class A15 5.75%, 6/25/36		2,720	2,265,576
Series 2006-26CB, Class A6 6.25%, 9/25/36		202	163,651
Series 2006-26CB, Class A8 6.25%, 9/25/36		755	611,338

abfunds.com	AB GLOBAL BOND FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2006-41CB, Class 2A13 5.75%, 1/25/37	U.S.$	2,276	$1,839,045
Series 2006-J1, Class 1A11 5.50%, 2/25/36		1,847	1,605,428
Series 2007-13, Class A2 6.00%, 6/25/47		3,357	2,872,082
Series 2007-15CB, Class A19 5.75%, 7/25/37		581	503,032
BCAP LLC Trust Series 2009-RR13, Class 17A3 5.883%, 4/26/37(b)		1,906	1,504,089
BNPP Mortgage Securities LLC Trust Series 2009-1, Class B1 6.00%, 8/27/37(b)		2,804	2,153,341
Citigroup Mortgage Loan Trust Series 2006-4, Class 2A1A 6.00%, 12/25/35		4,638	4,175,432
Series 2007-AR4, Class 1A1A 3.308%, 3/25/37		616	525,741
Series 2010-3, Class 2A2 6.00%, 8/25/37(b)		1,566	1,366,442
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 4/25/37		2,001	1,670,779
Series 2007-16, Class A1 6.50%, 10/25/37		2,096	1,859,538
Series 2007-HY4, Class 1A1 3.14%, 9/25/47		1,034	953,863
Credit Suisse Mortgage Trust Series 2009-8R, Class 6A2 6.00%, 1/26/38(b)		445	332,805
Series 2010-9R, Class 1A5 4.00%, 8/27/37(b)		2,158	2,121,641
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 8/25/36		1,382	1,152,938
JP Morgan Mortgage Trust Series 2006-S4, Class A3 6.00%, 1/25/37		793	639,756
Morgan Stanley Mortgage Loan Trust Series 2005-10, Class 4A1 5.50%, 12/25/35		1,125	987,613
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 9/25/35		1,767	1,661,199

44 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 3.15%, 12/28/37	U.S.$	4,849	$4,466,179

			35,872,318

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 1.232% (LIBOR 1 Month + 0.25%), 4/25/37(g)		1,151	546,790

Total Collateralized Mortgage Obligations (cost $315,862,590)			331,893,883

GOVERNMENTS – SOVEREIGN AGENCIES – 4.6%
Brazil – 0.3%
Petrobras Global Finance BV 4.75%, 1/14/25	EUR	2,325	2,548,519
6.125%, 1/17/22	U.S.$	8,607	8,983,987
8.75%, 5/23/26		6,843	7,889,979

			19,422,485

Canada – 3.1%
Canada Housing Trust No. 1 1.70%, 12/15/17(b)	CAD	20,040	15,177,567
1.90%, 9/15/26(b)		43,165	31,739,980
3.80%, 6/15/21(b)		183,235	151,156,440

			198,073,987

Colombia – 0.2%
Ecopetrol SA 5.875%, 9/18/23-5/28/45	U.S.$	3,395	3,106,153
Ecopetrol SA 7.375%, 9/18/43		2,700	2,878,875
Oleoducto Central SA 4.00%, 5/07/21(b)		3,210	3,266,175

			9,251,203

Germany – 0.7%
FMS Wertmanagement AoeR 1.125%, 9/03/18(b)	EUR	10,800	11,791,145
3.00%, 8/03/18(b)		3,500	3,911,182
3.375%, 6/17/21		1,500	1,840,593
Kreditanstalt fuer Wiederaufbau 3.875%, 1/21/19		22,100	25,508,073

			43,050,993

abfunds.com	AB GLOBAL BOND FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ireland – 0.1%
Bank of Ireland 7.375%, 6/18/20(b)(e)	EUR	6,397	$7,327,613

Morocco – 0.0%
OCP SA 5.625%, 4/25/24(b)	U.S.$	1,784	1,909,772

Turkey – 0.0%
Turkiye Vakiflar Bankasi TAO 5.50%, 10/27/21(b)		200	196,750

United Kingdom – 0.2%
Royal Bank of Scotland Group PLC 6.10%, 6/10/23		4,150	4,408,504
6.125%, 12/15/22		5,490	5,813,723

			10,222,227

Total Governments – Sovereign Agencies (cost $304,829,094)			289,455,030

CORPORATES – NON-INVESTMENT GRADE – 3.0%
Industrial – 1.7%
Basic – 0.1%
CF Industries, Inc. 4.95%, 6/01/43		4,606	3,903,585

Capital Goods – 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.25%, 9/15/22(b)		200	202,000
Herc Rentals, Inc. 7.75%, 6/01/24(b)		3,691	3,921,688
Loxam SAS 4.25%, 4/15/24	EUR	1,564	1,695,588
7.00%, 7/23/22(b)		1,434	1,627,315
SPX FLOW, Inc. 5.875%, 8/15/26(b)	U.S.$	1,023	1,026,836
Tervita Escrow Corp. 7.625%, 12/01/21(h)		74	76,498

			8,549,925

46 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Media – 0.1%
TEGNA, Inc. 4.875%, 9/15/21(b)	U.S.$	100	$101,750
Ziggo Secured Finance BV 5.50%, 1/15/27(b)		8,395	8,384,506

			8,486,256

Communications - Telecommunications – 0.3%
CenturyLink, Inc. Series S 6.45%, 6/15/21		3,975	4,228,406
Series Y 7.50%, 4/01/24(i)		3,600	3,811,500
SFR Group SA 7.375%, 5/01/26(b)		7,208	7,433,250
Uniti Group, Inc./CSL Capital LLC 6.00%, 4/15/23(b)		1,188	1,231,065
Wind Acquisition Finance SA 4.75%, 7/15/20(b)		4,645	4,714,675

			21,418,896

Consumer Cyclical - Automotive – 0.0%
LKQ Italia Bondco SpA 3.875%, 4/01/24(b)	EUR	1,414	1,591,420

Consumer Cyclical - Other – 0.2%
Cirsa Funding Luxembourg SA 5.875%, 5/15/23(b)		2,072	2,323,693
International Game Technology PLC 4.75%, 2/15/23(b)		4,080	4,700,747
6.50%, 2/15/25(b)	U.S.$	3,090	3,306,300
PulteGroup, Inc. 6.375%, 5/15/33		26	26,650
7.875%, 6/15/32		11	12,348

			10,369,738

Consumer Cyclical - Restaurants – 0.0%
Stonegate Pub Co. Financing PLC 5.75%, 4/15/19(b)	GBP	1,822	2,314,524

Consumer Cyclical - Retailers – 0.1%
Dufry Finance SCA 4.50%, 8/01/23(b)	EUR	2,452	2,802,169

abfunds.com	AB GLOBAL BOND FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.3%
Endo Finance LLC 5.75%, 1/15/22(b)	U.S.$	100	$90,750
Endo Ltd./Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/23(b)		4,459	3,907,199
HCA, Inc. 4.50%, 2/15/27		1,241	1,239,449
5.25%, 6/15/26		1,963	2,068,511
LifePoint Health, Inc. 5.875%, 12/01/23		89	91,892
Synlab Bondco PLC 6.25%, 7/01/22(b)	EUR	2,410	2,770,240
Valeant Pharmaceuticals International, Inc. 4.50%, 5/15/23(b)		4,350	3,416,627
5.375%, 3/15/20(b)	U.S.$	60	53,625
5.875%, 5/15/23(b)		3,798	2,943,450
6.125%, 4/15/25(b)		2,532	1,949,640

			18,531,383

Energy – 0.2%
California Resources Corp. 5.50%, 9/15/21		363	262,721
8.00%, 12/15/22(b)		972	789,750
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		2,055	1,482,169
Golden Energy Offshore Services AS 5.00%, 12/31/17(h)	NOK	30,898	719,717
SandRidge Energy, Inc. 7.50%, 2/15/23(a)(j)(k)	U.S.$	1,894	– 0	–^
Southern Star Central Corp. 5.125%, 7/15/22(b)		5,000	5,031,250
Transocean, Inc. 9.00%, 7/15/23(b)		5,980	6,398,600

			14,684,207

Technology – 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 7.125%, 6/15/24(b)		2,330	2,571,737
Symantec Corp. 5.00%, 4/15/25(b)		40	40,950

			2,612,687

48 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.2%
Europcar Groupe SA 5.75%, 6/15/22(b)	EUR	3,715	$4,161,320
Hertz Corp. (The) 5.50%, 10/15/24(b)(i)	U.S.$	5,860	5,149,475
6.75%, 4/15/19		1,739	1,741,174

			11,051,969

			106,316,759

Financial Institutions – 1.2%
Banking – 1.0%
Bank of America Corp. Series DD 6.30%, 3/10/26(e)		250	271,756
Barclays Bank PLC 6.86%, 6/15/32(b)(e)		1,118	1,272,700
7.434%, 12/31/49(b)		180	184,436
Barclays PLC 7.875%, 3/15/22(b)(e)		200	208,352
8.00%, 12/15/20(e)	EUR	10,585	12,223,674
Citigroup, Inc. Series P 5.95%, 5/15/25(e)	U.S.$	4,225	4,388,930
Series T 6.25%, 8/15/26(e)		95	102,427
Countrywide Capital III Series B 8.05%, 6/15/27		1,037	1,270,368
Credit Agricole SA 8.125%, 12/23/25(b)(e)		3,700	3,940,500
8.375%, 10/13/19(b)(e)		175	194,679
Credit Suisse Group AG 7.50%, 12/11/23(b)(e)		200	216,500
ING Groep NV 6.875%, 4/16/22(b)(e)		205	212,683
Intesa Sanpaolo SpA 5.017%, 6/26/24(b)		8,032	7,530,000
Lloyds Banking Group PLC 6.375%, 6/27/20(b)(e)	EUR	426	476,612
6.657%, 5/21/37(b)(e)	U.S.$	129	140,368
7.50%, 6/27/24(e)		2,630	2,785,091
Macquarie Bank Ltd./London 6.125%, 3/08/27(b)(e)		200	200,845
Royal Bank of Scotland Group PLC 8.625%, 8/15/21(e)		8,654	9,019,831

abfunds.com	AB GLOBAL BOND FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series U 7.64%, 9/30/17(e)(i)	U.S.$	3,600	$3,354,404
Societe Generale SA 5.922%, 4/05/17(b)(e)		4,800	4,800,000
8.00%, 9/29/25(b)(e)		5,311	5,430,498
Standard Chartered PLC 2.549% (LIBOR 3 Month + 1.51%), 1/30/27(b)(e)(g)		8,400	7,033,454
7.75%, 4/02/23(b)(e)		200	206,303

			65,464,411

Brokerage – 0.0%
LPL Holdings, Inc. 5.75%, 9/15/25(b)		94	94,822

Finance – 0.2%
Navient Corp. 6.50%, 6/15/22		109	109,954
6.625%, 7/26/21		8,420	8,693,650
8.00%, 3/25/20		410	444,850

			9,248,454

Other Finance – 0.0%
iPayment, Inc. 9.50%, 12/15/19(h)		2,369	2,469,743

			77,277,430

Non Corporate Sectors – 0.1%
Agencies - Not Government Guaranteed – 0.1%
NOVA Chemicals Corp. 5.00%, 5/01/25(b)		63	64,103
5.25%, 8/01/23(b)		3,890	3,982,387

			4,046,490

Total Corporates – Non-Investment Grade (cost $193,012,731)			187,640,679

EMERGING MARKETS – TREASURIES – 2.5%
Argentina – 0.9%
Argentine Bonos del Tesoro 15.50%, 10/17/26	ARS	436,370	29,510,025
16.00%, 10/17/23		447,533	30,052,074

			59,562,099

50 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Brazil – 1.1%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21	BRL	207,255	$66,571,051

Turkey – 0.5%
Turkey Government Bond 10.60%, 2/11/26	TRY	27,209	7,437,809
11.00%, 2/24/27		83,397	23,579,787

			31,017,596

Total Emerging Markets – Treasuries (cost $156,267,147)			157,150,746

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.2%
Non-Agency Fixed Rate CMBS – 1.0%
225 Liberty Street Trust Series 2016-225L, Class E 4.649%, 2/10/36(b)	U.S.$	11,986	11,571,549
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class AJ 5.611%, 9/11/41		511	510,892
BHMS Commercial Mortgage Trust Series 2014-ATLS, Class AFX 3.601%, 7/05/33(b)		8,400	8,457,804
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class D 5.104%, 11/10/46(b)		2,783	2,580,409
Series 2014-GC21, Class D 4.836%, 5/10/47(b)		168	140,275
Series 2014-GC23, Class D 4.52%, 7/10/47(b)		2,196	1,874,583
Commercial Mortgage Trust Series 2013-CR6, Class A2 2.122%, 3/10/46		80	80,325
Series 2013-CR6, Class D 4.171%, 3/10/46(b)		7,385	6,695,391
Series 2013-SFS, Class A1 1.873%, 4/12/35(b)		3,005	2,945,743
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class AM 5.715%, 6/15/39		5,254	5,293,196

abfunds.com	AB GLOBAL BOND FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GS Mortgage Securities Trust Series 2007-GG10, Class A4 5.949%, 8/10/45	U.S.$	789	$787,990
Series 2011-GC5, Class D 5.40%, 8/10/44(b)		1,000	995,850
Series 2013-G1, Class A2 3.557%, 4/10/31(b)		4,825	4,817,918
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AM 5.372%, 5/15/47		1,934	1,932,007
Series 2011-C5, Class D 5.409%, 8/15/46(b)		890	889,672
Series 2012-CBX, Class E 5.215%, 6/15/45(b)		4,544	4,491,899
JPMBB Commercial Mortgage Securities Trust Series 2015-C32, Class C 4.669%, 11/15/48		3,145	2,973,148
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class AM 5.493%, 2/15/40		1,978	1,979,002
ML-CFC Commercial Mortgage Trust Series 2006-4, Class AJ 5.239%, 12/12/49		151	151,634
Series 2007-9, Class A4 5.70%, 9/12/49		49	49,310
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 Series 2014-C14, Class D 4.83%, 2/15/47(b)		4,250	3,761,705
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class E 4.897%, 8/15/45(b)		1,600	1,519,873
Series 2013-C14, Class A5 3.337%, 6/15/46		21	22,039
Series 2013-C18, Class D 4.664%, 12/15/46(b)		3,000	2,767,302

			67,289,516

Non-Agency Floating Rate CMBS – 1.0%
CGBAM Commercial Mortgage Trust Series 2016-IMC, Class C 4.893% (LIBOR 1 Month + 3.95%), 11/15/21(b)(g)		9,507	9,509,778

52 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Citigroup Commercial Mortgage Trust Series 2015-SHP2, Class E 5.262% (LIBOR 1 Month + 4.35%), 7/15/27(b)(g)	U.S.$	2,315	$2,319,543
CSMC Mortgage-Backed Trust Series 2016-MFF, Class D 5.367% (LIBOR 1 Month + 4.60%), 11/15/33(b)(g)		5,886	5,906,046
Great Wolf Trust Series 2015-WOLF, Class A 2.362% (LIBOR 1 Month + 1.45%), 5/15/34(b)(g)		9,773	9,827,838
H/2 Asset Funding NRE Series 2015-1A 2.634% (LIBOR 1 Month + 1.65%), 6/24/49(g)(h)		7,645	7,591,236
Morgan Stanley Capital I Trust Series 2015-XLF2, Class AFSD 4.569% (LIBOR 1 Month + 3.66%), 8/15/26(b)(g)		6,800	6,829,403
Series 2015-XLF2, Class SNMD 2.647% (LIBOR 1 Month + 1.73%), 11/15/26(g)(h)		5,700	5,169,165
Resource Capital Corp., Ltd. Series 2014-CRE2, Class A 1.993% (LIBOR 1 Month + 1.05%), 4/15/32(b)(g)		778	776,520
Starwood Retail Property Trust Series 2014-STAR, Class A 2.132% (LIBOR 1 Month + 1.22%), 11/15/27(b)(g)		15,265	15,178,772

			63,108,301

Agency CMBS – 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K008, Class A2 3.531%, 6/25/20		10,273	10,721,005

Total Commercial Mortgage-Backed Securities (cost $140,654,873)			141,118,822

COVERED BONDS – 1.6%
Banco de Sabadell SA 0.875%, 11/12/21(b)	EUR	2,500	2,746,629

abfunds.com	AB GLOBAL BOND FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bank of Nova Scotia (The) 0.75%, 9/17/21(b)	EUR	9,465	$10,413,700
BPCE SFH SA 1.00%, 2/24/25(b)		8,800	9,681,360
CaixaBank SA Series 27 Zero Coupon (EURIBOR 3 Month + 0.08%), 1/09/18(g)		2,600	2,776,922
Danske Bank A/S 1.25%, 6/11/21		9,195	10,328,212
4.125%, 11/26/19		2,350	2,793,663
National Australia Bank Ltd. 1.375%, 5/28/21(b)		8,427	9,486,176
National Bank of Canada 1.50%, 3/25/21(b)		7,599	8,594,883
Nationwide Building Society 4.625%, 2/08/21(b)		4,879	6,126,427
Royal Bank of Canada 1.625%, 8/04/20(b)		8,910	10,044,408
Santander UK PLC 1.625%, 11/26/20(b)		8,950	10,116,683
4.25%, 4/12/21(b)		8,100	10,091,451
Societe Generale SFH SA 1.00%, 12/19/17		100	107,716
Swedbank Hypotek AB 1.125%, 5/21/21		9,200	10,285,080

Total Covered Bonds (cost $107,040,090)			103,593,310

LOCAL GOVERNMENTS – PROVINCIAL BONDS – 1.3%
Canada – 1.3%
Province of Ontario Canada 2.40%, 6/02/26	CAD	14,705	11,067,513
2.60%, 6/02/25		41,498	31,987,957
Province of Quebec Canada 2.75%, 9/01/25		51,720	40,303,058

Total Local Governments – Provincial Bonds (cost $83,527,841)			83,358,528

MORTGAGE PASS – THROUGHS – 1.3%
Agency Fixed Rate 30-Year – 1.1%
Federal National Mortgage Association 4.00%, 4/01/47, TBA	U.S.$	59,167	62,064,736

54 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.00%, 12/01/39	U.S.$	24	$26,734
5.50%, 9/01/36-5/01/38		3,285	3,668,615
Series 2005 5.50%, 2/01/35		25	27,529
Series 2007 5.50%, 9/01/36-8/01/37		31	34,547
Series 2008 5.50%, 3/01/37		8	8,723

			65,830,884

Other Agency Fixed Rate Programs – 0.2%
Canadian Mortgage Pools 6.125%, 12/01/24	CAD	15,172	13,655,800

Total Mortgage Pass-Throughs (cost $78,622,870)			79,486,684

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
China – 0.1%
State Grid Overseas Investment 2014 Ltd. 4.125%, 5/07/24(b)	U.S.$	8,049	8,519,668

Indonesia – 0.2%
Pertamina Persero PT 6.00%, 5/03/42(b)		8,000	8,480,000
Perusahaan Listrik Negara PT 5.50%, 11/22/21(b)		3,874	4,203,290

			12,683,290

Kazakhstan – 0.2%
KazMunayGas National Co. JSC 6.375%, 4/09/21(b)		6,178	6,788,078
7.00%, 5/05/20(b)		2,225	2,447,500

			9,235,578

Mexico – 0.6%
Petroleos Mexicanos 4.625%, 9/21/23		15,688	15,738,986
4.875%, 1/18/24		23,535	23,687,977
5.375%, 3/13/22(b)		98	102,410

			39,529,373

abfunds.com	AB GLOBAL BOND FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

South Africa – 0.1%
Eskom Holdings SOC Ltd. 5.75%, 1/26/21(b)	U.S.$	8,081	$8,113,324

Total Quasi-Sovereigns (cost $76,452,040)			78,081,233

EMERGING MARKETS – SOVEREIGNS – 1.1%
Angola – 0.1%
Republic of Angola Via Northern Lights III BV 7.00%, 8/17/19(b)		7,078	7,281,621

Argentina – 0.1%
Argentine Republic Government International Bond 5.625%, 1/26/22(b)		8,395	8,596,480

Dominican Republic – 0.3%
Dominican Republic International Bond 5.95%, 1/25/27(b)		7,617	7,788,382
7.50%, 5/06/21(b)		9,410	10,374,525

			18,162,907

Egypt – 0.2%
Egypt Government International Bond 7.50%, 1/31/27(b)		8,593	9,108,580

Turkey – 0.4%
Turkey Government International Bond 4.875%, 10/09/26		14,275	13,721,844
6.00%, 3/25/27		10,900	11,325,100

			25,046,944

Total Emerging Markets – Sovereigns (cost $67,355,019)			68,196,532

ASSET-BACKED SECURITIES – 0.6%
Other ABS - Fixed Rate – 0.4%
Atlas 2014-1 Limited Series 2014-1 6.875%, 12/15/39		2,188	2,171,193
SBA Tower Trust Series 2014-1A, Class C 2.898%, 10/15/44(b)		3,648	3,659,335

56 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2014-2A, Class C 3.869%, 10/15/49(b)	U.S.$	3,008	$2,849,918
Sofi Consumer Loan Program LLC Series 2017-2, Class A 3.28%, 2/25/26(b)		12,374	12,372,614
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.832%, 5/25/46(b)		5,871	5,952,022

			27,005,082

Autos - Fixed Rate – 0.1%
CPS Auto Trust Series 2017-A, Class D 4.61%, 12/15/22(b)		2,000	2,060,998
Hertz Vehicle Financing LLC Series 2013-1A, Class B2 2.48%, 8/25/19(b)		5,067	5,058,103
Santander Drive Auto Receivables Trust Series 2013-3, Class C 1.81%, 4/15/19		13	13,442

			7,132,543

Other ABS - Floating Rate – 0.1%
Dryden Senior Loan Fund Series 2016-43A, Class A 2.57% (LIBOR 3 Month + 1.54%), 7/20/29(b)(g)		250	253,420
Madison Park Funding XII Ltd. Series 2014-12A, Class AR 2.275% (LIBOR 3 Month + 1.26%), 7/20/26(b)(g)		377	376,998
OZLM VII Ltd. Series 2014-7A, Class C 4.623% (LIBOR 3 Month + 3.60%), 7/17/26(b)(g)		2,655	2,655,082
Voya CLO Ltd. Series 2016-1A, Class D 7.58% (LIBOR 3 Month + 6.55%), 1/20/27(b)(g)		3,500	3,508,019

			6,793,519

Credit Cards - Fixed Rate – 0.0%
World Financial Network Credit Card Master Trust Series 2012-B, Class A 1.76%, 5/17/21		30	30,038

Total Asset-Backed Securities (cost $40,627,394)			40,961,182

abfunds.com	AB GLOBAL BOND FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

WHOLE LOAN TRUSTS – 0.5%
Performing Asset – 0.5%
Alpha Credit Debt Fund LLC 15.00%, 12/31/17(j)(k)	U.S.$	738	$738,137
16.00%, 1/01/21(j)(k)	MXN	83,500	4,459,934
AlphaCredit Capital, SA de CV 17.25%, 8/06/19(g)(j)(k)		19,792	1,057,111
Deutsche Bank Mexico SA 8.00%, 10/31/34(f)(j)(k)		39,277	1,342,655
8.00%, 10/31/34(j)(k)		52,520	1,795,348
Flexpath Wh I LLC Series B 11.00%, 4/01/21(j)(k)	U.S.$	2,360	1,911,502
Series B2 11.00%, 1/01/22(j)(k)		3,543	3,011,458
Series B3 11.00%, 9/01/22(j)(k)		372	328,399
Recife Funding Zero Coupon, 11/05/29(j)(k)		5,532	5,250,243
Sheridan Auto Loan Holdings I LLC 10.00%, 9/01/20(j)(k)		1,663	1,125,757
10.00%, 9/30/21(j)(k)		4,077	3,643,128
Sheridan Consumer Finance Trust 10.86%, 3/01/21(g)(j)(k)		5,749	5,322,829

Total Whole Loan Trusts (cost $34,899,941)			29,986,501

EMERGING MARKETS – CORPORATE BONDS – 0.4%
Industrial – 0.4%
Basic – 0.0%
Elementia SAB de CV 5.50%, 1/15/25(b)		1,972	1,973,972

Capital Goods – 0.2%
Ferreycorp SAA 4.875%, 4/26/20(b)		486	490,891
Grupo Cementos de Chihuahua SAB de CV 8.125%, 2/08/20(b)		2,075	2,151,682
Grupo KUO SAB de CV 6.25%, 12/04/22(b)		953	989,214
Odebrecht Finance Ltd. 4.375%, 4/25/25(b)		8,945	3,209,019
5.25%, 6/27/29(b)		2,996	1,011,150
7.125%, 6/26/42(b)		3,863	1,390,680

58 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Servicios Corporativos Javer SAB de CV 9.875%, 4/06/21(b)	U.S.$	1,416	$1,466,693

			10,709,329

Consumer Non-Cyclical – 0.2%
MARB BondCo PLC 7.00%, 3/15/24(b)		8,176	8,088,517
Minerva Luxembourg SA 6.50%, 9/20/26(b)		2,035	1,980,828
Virgolino de Oliveira Finance SA 10.50%, 1/28/18(a)(h)(l)		4,300	322,500

			10,391,845

Transportation - Services – 0.0%
Rumo Luxembourg Sarl 7.375%, 2/09/24(b)		2,960	3,041,400

			26,116,546

Financial Institutions – 0.0%
Banking – 0.0%
Turkiye Garanti Bankasi AS 4.75%, 10/17/19(b)		200	203,153

Total Emerging Markets – Corporate Bonds (cost $37,208,958)			26,319,699

LOCAL GOVERNMENTS – MUNICIPAL BONDS – 0.3%
United States – 0.3%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/28		245	261,155
State of California Series 2010 7.625%, 3/01/40		30	43,933
7.95%, 3/01/36		10,685	12,319,378
State of Illinois Series 2010 7.35%, 7/01/35		4,440	4,737,746

abfunds.com	AB GLOBAL BOND FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Texas Transportation Commission State Highway Fund Series 2010B 5.178%, 4/01/30	U.S.$	3,400	$3,989,866

Total Local Governments – Municipal Bonds (cost $18,982,024)			21,352,078

BANK LOANS – 0.3%
Industrial – 0.3%
Basic – 0.0%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.) 3.75% (LIBOR 3 Month + 2.75%), 6/30/19(g)		376	377,796

Consumer Cyclical - Retailers – 0.0%
Burlington Coat Factory Warehouse Corporation 3.70% (LIBOR 1 Month + 2.75%), 8/13/21(g)		773	774,833
Harbor Freight Tools USA, Inc. 4.23% (LIBOR 1 Month + 3.25%), 8/18/23(g)		854	852,349

			1,627,182

Energy – 0.3%
California Resources Corporation 11.38% (LIBOR 3 Month + 10.38%), 12/31/21(g)		9,558	10,546,160
Chesapeake Energy Corporation 8.55% (LIBOR 3 Month + 7.50%), 8/23/21(g)		4,490	4,775,775

			15,321,935

Other Industrial – 0.0%
Gardner Denver, Inc. 4.25% (LIBOR 3 Month + 3.25%), 7/30/20(g)		44	44,382
Gardner Denver, Inc. 4.568% (LIBOR 6 Month + 3.25%), 7/30/20(g)		1,548	1,543,394

			1,587,776

60 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 0.0%
Avaya Inc. 5.54% (LIBOR 3 Month + 4.50%), 10/26/17(g)	U.S.$	103	$81,450
8.50% (LIBOR 3 Month + 7.50%), 1/24/18(g)(k)		1,301	1,336,306

			1,417,756

Total Bank Loans (cost $18,990,958)			20,332,445

LOCAL GOVERNMENTS – REGIONAL BONDS – 0.2%
Argentina – 0.2%
Provincia de Buenos Aires/Argentina 5.75%, 6/15/19(b)		7,208	7,442,260
9.125%, 3/16/24(b)		748	826,540
Provincia de Cordoba 7.125%, 6/10/21(b)		2,299	2,373,718

Total Local Governments – Regional Bonds (cost $10,409,309)			10,642,518

		Shares
COMMON STOCKS – 0.2%
Financials – 0.2%
Diversified Financial Services – 0.0%
iPayment, Inc.(a)(j)(k)		136,431	450,222

Insurance – 0.2%
Mt. Logan Re Ltd. (Preference Shares)(a)(m)(n)		9,702	9,845,735

			10,295,957

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc.(a)		4,301	79,526

Total Common Stocks (cost $11,431,102)			10,375,483

abfunds.com	AB GLOBAL BOND FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

Company		Contracts	U.S. $ Value

OPTIONS PURCHASED – CALLS – 0.2%
Options on Forward Contracts – 0.2%
MXN/USD Expiration: Apr 2017, Exercise Price: MXN 20.40(a)(r)		609,960,000	$2,587,164
MXN/USD Expiration: Apr 2017, Exercise Price: MXN 19.00(a)(r)		852,150,000	827,560
MXN/USD Expiration: Apr 2017, Exercise Price: MXN 18.45(a)(r)		1,241,223,750	306,026
MXN/USD Expiration: Apr 2017, Exercise Price: MXN 20.63(a)(r)		618,552,747	2,938,268
MXN/USD Expiration: Apr 2017, Exercise Price: MXN 19.52(a)(r)		585,470,778	1,238,629
RUB/USD Expiration: Jun 2017, Exercise Price: RUB 57.20(a)(r)		898,040,000	350,456
RUB/USD Expiration: Jun 2017, Exercise Price: RUB 57.20(a)(r)		898,040,000	350,455
TRY/EUR Expiration: Apr 2017, Exercise Price: TRY 3.65(a)(r)		98,732,500	9,671
TRY/EUR Expiration: Jun 2017, Exercise Price: TRY 3.70(a)(r)		57,796,875	398,501
TRY/USD Expiration: Apr 2017, Exercise Price: TRY 3.73(a)(r)		111,795,000	844,080

Total Options Purchased – Calls (premiums paid $3,551,988)			9,850,810

		Principal Amount (000)
GOVERNMENTS – SOVEREIGN BONDS – 0.1%
Bahrain – 0.1%
Bahrain Government International Bond 7.00%, 10/12/28(b) (cost $9,272,213)	U.S.$	8,935	9,314,738

62 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

PREFERRED STOCKS – 0.1%
Industrial – 0.1%
Consumer Non-Cyclical – 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%		227,075	$5,676,875

Financial Institutions – 0.0%
Banking – 0.0%
Morgan Stanley 5.85%		3,500	90,475

Total Preferred Stocks (cost $5,764,375)			5,767,350

INVESTMENT COMPANIES – 0.0%
Funds and Investment Trusts – 0.0%
OCL Opportunities Fund II(a)(j)(k)(o) (cost $1,305,477)		10,047	1,671,948

		Principal Amount (000)
AGENCIES – 0.0%
Agency Debentures – 0.0%
Federal National Mortgage Association 6.25%, 5/15/29	U.S.$	95	127,209
6.625%, 11/15/30		150	211,493
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		225	211,460

Total Agencies (cost $516,744)			550,162

		Contracts
OPTIONS PURCHASED – PUTS – 0.0%
Options on Forward Contracts – 0.0%
TRY/EUR Expiration: Apr 2017, Exercise Price: TRY 4.11(a)(r) (premiums paid $1,291,641)		111,175,500	21,688

		Shares
WARRANTS – 0.0%
Encore Automotive Acceptance, expiring 7/05/31(a)(j)(k)		27	– 0	–
Flexpath Capital, Inc., expiring 4/15/31(a)(j)(k)		42,267	– 0	–^

abfunds.com	AB GLOBAL BOND FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares		U.S. $ Value

SandRidge Energy, Inc., A-CW22, expiring 10/03/22(a)		3,724		$3,761
SandRidge Energy, Inc., B-CW22, expiring 10/03/22(a)		1,568		1,568

Total Warrants (cost $27,089)				5,329

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.54%(p)(q) (cost $1,241,920)		1,241,920		1,241,920

		Principal Amount (000)
Governments – Treasuries – 1.6%
Japan – 1.6%
Japan Treasury Discount Bill Series 666 Zero Coupon, 5/29/17 (cost $103,479,486)	JPY	11,590,000		104,141,142

Time Deposits – 0.4%
ANZ, London 0.05%, 4/03/17	GBP	9,189		11,512,371
BBH, Grand Cayman (1.45)%, 4/03/17	CHF	22		22,452
(0.95)%, 4/03/17**	SEK	– 0	–**	3
0.043%, 4/03/17	NOK	795		92,607
0.50%, 4/03/17**	NZD	– 0	–**	107
National Australia Bank, London 0.474%, 4/03/17	AUD	1,120		855,924
Royal Bank of Canada, Toronto 0.05%, 4/03/17	CAD	699		525,385
Sumitomo, Tokyo (0.574)%, 4/03/17	EUR	1,676		1,787,708
(0.27)%, 4/03/17	JPY	93,387		838,831
0.05%, 4/03/17	GBP	217		272,286
0.41%, 4/03/17	U.S.$	9,225		9,225,362

Total Time Deposits (cost $25,055,774)				25,133,036

64 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Emerging Markets - Treasuries – 0.1%
Citigroup Global Markets Holdings, Inc. Zero Coupon, 3/08/18(b) (cost $8,038,875)	EGP	165,270	$7,753,864

Total Short-Term Investments (cost $137,816,055)			138,269,962

Total Investments – 101.2% (cost $6,477,154,130)			6,434,047,579
Other assets less liabilities – (1.2)%			(77,366,222)

Net Assets – 100.0%			$6,356,681,357

FUTURES (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	16	June 2017	$2,755,246	$2,755,246	$	– 0	–
U.S. 10 Yr Ultra Futures	52	June 2017	6,945,250	6,962,313	17,063
U.S. Long Bond (CBT) Futures	13	June 2017	1,944,405	1,960,969	16,564
U.S. T-Note 2 Yr (CBT) Futures	1,371	June 2017	296,334,656	296,757,236	422,580
U.S. T-Note 10 Yr (CBT) Futures	511	June 2017	63,630,984	63,651,437	20,453
U.S. Ultra Bond (CBT) Futures	77	June 2017	12,267,664	12,368,125	100,461
UK Long Gilt Bond Futures	170	June 2017	26,614,164	27,173,646	559,482

Sold Contracts
Canada 10 Yr Bond Futures	1,565	June 2017	160,401,293	161,601,534	(1,200,241)
Euro Buxl 30 Yr Bond Futures	250	June 2017	44,602,908	44,954,952	(352,044)
Euro-BOBL Futures	584	June 2017	82,299,779	82,112,876	186,903
Euro-OAT Futures	221	June 2017	34,586,083	34,666,562	(80,479)
Euro-Schatz Futures	794	June 2017	95,148,979	95,075,914	73,065
Japan 10 Yr Bond (OSE) Futures	27	June 2017	36,430,477	36,446,241	(15,764)
U.S. T-Note 5 Yr (CBT) Futures	282	June 2017	33,148,250	33,198,891	(50,641)
U.S. T-Note 10 Yr (CBT) Futures	11	June 2017	1,366,312	1,370,187	(3,875)

$(306,473)

abfunds.com	AB GLOBAL BOND FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	312,305	USD	235,160	4/06/17	$(3,433,134)
Australia and New Zealand Banking Group Ltd.	NZD	7,750	USD	5,574	4/06/17	140,961
Australia and New Zealand Banking Group Ltd.	EUR	3,057	USD	3,280	4/12/17	17,312
Bank of America, NA	NZD	46,243	USD	32,443	4/06/17	28,836
Bank of America, NA	MXN	234,286	USD	12,513	4/24/17	38,155
Bank of America, NA	SEK	294,647	USD	32,767	5/11/17	(172,617)
Barclays Bank PLC	USD	63,598	INR	4,154,248	4/11/17	485,634
BNP Paribas SA	EUR	6,902	USD	7,295	4/12/17	(70,713)
BNP Paribas SA	USD	8,042	EUR	7,437	4/12/17	(106,017)
BNP Paribas SA	MXN	269,807	USD	12,990	4/24/17	(1,376,727)
BNP Paribas SA	USD	334	MXN	6,253	4/24/17	(955)
BNP Paribas SA	GBP	25,593	USD	31,917	5/18/17	(181,083)
BNP Paribas SA	ZAR	386,282	USD	29,751	5/24/17	1,212,382
BNP Paribas SA	USD	2,917	ARS	52,896	7/05/17	382,416
Brown Brothers Harriman & Co.	NZD	3,404	USD	2,442	4/06/17	56,425
Brown Brothers Harriman & Co.	USD	7,117	TRY	26,142	4/11/17	61,259
Brown Brothers Harriman & Co.	EUR	2,813	USD	3,037	4/12/17	34,210
Brown Brothers Harriman & Co.	EUR	3,125	USD	3,310	4/12/17	(24,783)
Brown Brothers Harriman & Co.	USD	13,612	EUR	12,849	4/12/17	100,628
Brown Brothers Harriman & Co.	USD	21,971	EUR	20,325	4/12/17	(281,572)
Brown Brothers Harriman & Co.	CNH	422,994	USD	61,392	4/27/17	(44,057)
Brown Brothers Harriman & Co.	USD	11,831	GBP	9,476	5/18/17	54,382
Citibank, NA	TRY	27,655	USD	7,364	4/11/17	(230,343)
Citibank, NA	EUR	1,942	USD	2,063	4/12/17	(9,201)
Citibank, NA	USD	13,785	EUR	12,828	4/12/17	(96,154)
Citibank, NA	TRY	50,059	EUR	13,036	4/13/17	174,413
Citibank, NA	MXN	561,592	USD	27,266	4/26/17	(2,627,468)
Citibank, NA	RUB	1,116,059	USD	18,884	4/28/17	(836,078)
Citibank, NA	TRY	59,993	USD	15,420	4/28/17	(973,829)
Credit Suisse International	USD	29,836	TRY	110,940	4/11/17	627,305
Credit Suisse International	EUR	872	TRY	3,645	4/13/17	69,334
Credit Suisse International	TRY	35,066	EUR	8,304	4/13/17	(760,846)
Credit Suisse International	MXN	256,192	USD	13,306	4/24/17	(335,932)
Credit Suisse International	MXN	206,419	USD	10,497	4/27/17	(489,585)
Credit Suisse International	USD	14,845	MXN	320,374	4/27/17	2,206,018
Credit Suisse International	USD	15,420	TRY	59,994	4/28/17	974,001
Credit Suisse International	USD	2,974	ZAR	38,449	5/03/17	(121,991)
Credit Suisse International	NOK	139,855	USD	16,271	5/11/17	(23,653)
Credit Suisse International	USD	8,750	TRY	33,471	6/16/17	264,547
Credit Suisse International	RUB	482,823	USD	8,190	6/20/17	(223,635)
Credit Suisse International	USD	2,914	TRY	11,044	9/22/17	(19,432)
Credit Suisse International	USD	2,983	TRY	11,640	12/21/17	(6,934)
Deutsche Bank AG	BRL	310,887	USD	98,121	4/04/17	(1,184,751)
Deutsche Bank AG	USD	99,262	BRL	310,887	4/04/17	44,390
Deutsche Bank AG	USD	13,306	MXN	256,192	4/24/17	335,927
Deutsche Bank AG	USD	10,497	MXN	206,461	4/27/17	491,842
Deutsche Bank AG	BRL	310,887	USD	98,679	5/03/17	26,898
Deutsche Bank AG	RUB	478,306	USD	8,114	6/20/17	(221,543)

66 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	BRL	250,899	USD	79,188	4/04/17	$(956,145)
Goldman Sachs Bank USA	USD	69,028	BRL	220,599	4/04/17	1,437,623
Goldman Sachs Bank USA	USD	9,751	BRL	30,300	4/04/17	(72,261)
Goldman Sachs Bank USA	NZD	19,652	USD	14,105	4/06/17	330,066
Goldman Sachs Bank USA	CAD	685,073	USD	524,265	4/07/17	9,091,325
Goldman Sachs Bank USA	EUR	1,759	USD	1,880	4/12/17	2,385
Goldman Sachs Bank USA	USD	25,249	EUR	23,366	4/12/17	(313,013)
Goldman Sachs Bank USA	EUR	7,432	TRY	30,852	4/13/17	535,297
Goldman Sachs Bank USA	EUR	14,174	TRY	53,375	4/13/17	(479,009)
Goldman Sachs Bank USA	MXN	330,561	USD	14,861	4/24/17	(2,740,325)
Goldman Sachs Bank USA	USD	8,372	MXN	176,435	4/24/17	1,022,605
Goldman Sachs Bank USA	AUD	25,024	JPY	2,111,396	4/28/17	(126,798)
Goldman Sachs Bank USA	ZAR	38,449	USD	2,974	5/04/17	122,492
Goldman Sachs Bank USA	JPY	69,150,974	USD	604,427	5/11/17	(17,616,524)
HSBC Bank USA	NZD	39,593	USD	28,397	4/06/17	643,376
HSBC Bank USA	CAD	18,439	USD	14,033	4/07/17	167,056
HSBC Bank USA	PLN	243,830	USD	59,951	5/11/17	(1,510,278)
HSBC Bank USA	SEK	804,637	USD	89,905	5/11/17	(48,676)
HSBC Bank USA	ZAR	227,071	USD	17,976	5/24/17	1,199,549
JPMorgan Chase Bank, NA	USD	15,769	AUD	20,628	4/06/17	(9,780)
JPMorgan Chase Bank, NA	CAD	127,335	USD	95,176	4/07/17	(580,448)
JPMorgan Chase Bank, NA	USD	31,879	INR	2,130,320	4/11/17	984,020
JPMorgan Chase Bank, NA	CNY	36,288	USD	5,219	4/18/17	(46,953)
JPMorgan Chase Bank, NA	MXN	176,435	USD	8,372	4/24/17	(1,022,591)
JPMorgan Chase Bank, NA	MXN	320,374	USD	14,845	4/27/17	(2,206,018)
JPMorgan Chase Bank, NA	CNY	141,703	USD	20,458	5/15/17	(49,495)
JPMorgan Chase Bank, NA	USD	190,435	GBP	154,838	5/18/17	3,762,143
JPMorgan Chase Bank, NA	IDR	392,746,064	USD	29,130	5/19/17	(277,986)
JPMorgan Chase Bank, NA	TRY	33,471	USD	8,750	6/16/17	(264,470)
JPMorgan Chase Bank, NA	TRY	11,044	USD	2,914	9/22/17	19,477
JPMorgan Chase Bank, NA	TRY	11,640	USD	2,983	12/21/17	6,950
Morgan Stanley Capital Services LLC	EUR	1,244,961	USD	1,340,779	4/12/17	12,201,726
Morgan Stanley Capital Services LLC	USD	121,581	EUR	113,196	4/12/17	(782,849)
Morgan Stanley Capital Services LLC	USD	12,179	MXN	228,034	4/24/17	(37,124)
Morgan Stanley Capital Services LLC	SGD	37,612	USD	26,616	5/18/17	(281,946)
Nomura Global Financial Products, Inc.	USD	5,219	CNH	36,288	4/18/17	55,299
Northern Trust Co.	NZD	40,179	USD	29,344	4/06/17	1,180,670
Royal Bank of Scotland PLC	AUD	47,956	USD	36,272	4/06/17	(365,220)
Royal Bank of Scotland PLC	USD	182,185	CAD	238,417	4/07/17	(2,895,298)
Royal Bank of Scotland PLC	EUR	2,026	USD	2,184	4/12/17	21,450
Royal Bank of Scotland PLC	USD	7,663	EUR	7,084	4/12/17	(102,568)
Standard Chartered Bank	BRL	561,787	USD	173,028	4/04/17	(6,422,357)
Standard Chartered Bank	USD	177,309	BRL	561,787	4/04/17	2,140,896
Standard Chartered Bank	EUR	5,160	USD	5,530	4/12/17	23,347
Standard Chartered Bank	CNY	715,016	USD	103,226	5/15/17	(253,023)
Standard Chartered Bank	GBP	436,822	USD	533,037	5/18/17	(14,823,485)
Standard Chartered Bank	USD	29,514	IDR	396,101,000	5/19/17	145,300

						$(25,217,346)

abfunds.com	AB GLOBAL BOND FUND | 67

PORTFOLIO OF INVESTMENTS (continued)

INTEREST RATE SWAPTIONS WRITTEN (see Note D)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Put – OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Barclays Bank PLC	2.13%	4/03/17	$32,270	$143,602	$(7,410)
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	Barclays Bank PLC	1.01	4/03/17	18,180	104,139	(34,783)
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	Barclays Bank PLC	1.07	4/10/17	18,530	102,502	(122,637)
Put – OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Barclays Bank PLC	0.28	4/18/17	29,320	83,368	(14,682)
Put – OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Barclays Bank PLC	0.29	4/24/17	29,320	87,072	(21,187)
Put – OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.15	4/03/17	32,270	138,761	(2,725)
Put – OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.24	4/10/17	32,600	131,215	(5,388)
Put – OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	0.28	4/18/17	29,320	78,728	(14,452)
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	Citibank, NA	0.92	4/27/17	25,090	95,332	(131,756)
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	Citibank, NA	0.91	4/28/17	25,090	88,740	(122,119)
Put – OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	0.25	4/28/17	28,610	80,720	(39,538)
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	Goldman Sachs International	1.00	4/03/17	18,180	110,846	(27,162)
Put – OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	2.15	4/06/17	32,600	135,290	(10,950)
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	Goldman Sachs International	1.02	4/06/17	18,530	108,309	(56,434)
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	Goldman Sachs International	1.01	4/07/17	18,530	104,054	(47,420)
Put – OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	2.24	4/10/17	32,600	140,180	(5,388)
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	Goldman Sachs International	1.06	4/10/17	18,530	103,684	(106,519)

68 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	Goldman Sachs International	1.07%	4/18/17	$18,650	$107,338	$(133,479)
Put – OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Goldman Sachs International	0.29	4/18/17	29,320	80,276	(13,567)
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	Goldman Sachs International	0.94	4/20/17	25,590	91,706	(152,511)
Put – OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Goldman Sachs International	0.30	4/20/17	29,320	82,757	(13,118)
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	Goldman Sachs International	0.95	4/21/17	25,590	87,009	(169,132)
Put – OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Goldman Sachs International	0.31	4/21/17	29,320	76,061	(12,674)
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	Goldman Sachs International	0.93	4/28/17	25,090	92,538	(141,043)
Put – OTC - 1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	2.16	4/07/17	32,600	138,550	(11,368)
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	JPMorgan Chase Bank, NA	0.91	4/18/17	25,590	87,443	(119,419)
Put – OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	0.29	4/24/17	29,320	80,803	(21,187)
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	JPMorgan Chase Bank, NA	0.87	4/28/17	25,090	87,741	(90,347)
Put – OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	0.23	4/28/17	28,610	75,086	(51,116)
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	Morgan Stanley Capital Services LLC	0.93	4/18/17	25,590	90,227	(131,497)
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	Morgan Stanley Capital Services LLC	0.92	4/24/17	25,590	99,749	(133,790)
Call – OTC - 1 Year Interest Rate Swap	6 Month LIBOR	Morgan Stanley Capital Services LLC	0.93	4/24/17	25,590	88,705	(144,556)
Put – OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Morgan Stanley Capital Services LLC	0.28	4/27/17	28,610	77,211	(27,381)
Put – OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Morgan Stanley Capital Services LLC	0.45	4/28/17	20,870	81,042	(77,280)

						$3,360,784	$(2,214,015)

abfunds.com	AB GLOBAL BOND FUND | 69

PORTFOLIO OF INVESTMENTS (continued)

CURRENCY OPTIONS WRITTEN (see Note D)

Description	Exercise Price		Expiration Month	Contracts (000)	Premiums Received	U.S. $ Value
Call – AUD vs. EUR(r)	AUD	1.380	April 2017	77,248	$347,380	$(272,485)
Call – CHF vs. EUR(r)	CHF	1.040	May 2017	29,386	148,849	(48,231)
Call – CHF vs. EUR(r)	CHF	1.040	May 2017	29,484	179,645	(42,858)
Call – GBP vs. EUR(r)	GBP	0.860	April 2017	25,267	96,887	(316,377)
Call – GBP vs. EUR(r)	GBP	0.850	May 2017	24,652	187,636	(328,542)
Call – JPY vs. AUD(r)	JPY	81.980	April 2017	13,477,512	505,917	(296,353)
Call – JPY vs. CAD(r)	JPY	76.000	September 2017	6,372,600	478,060	(441,955)
Call – JPY vs. EUR(r)	JPY	115.000	May 2017	6,733,250	387,243	(500,957)
Call – MXN vs. USD(r)	MXN	19.000	April 2017	852,150	927,274	(827,560)
Call – MXN vs. USD(r)	MXN	20.400	April 2017	609,960	1,821,065	(2,587,164)
Call – MXN vs. USD(r)	MXN	20.630	April 2017	618,553	1,650,050	(2,938,267)
Call – NOK vs. EUR(r)	NOK	8.860	April 2017	131,128	40,260	(489)
Call – TRY vs. USD(r)	TRY	3.600	May 2017	56,250	67,813	(169,751)
Put – AUD vs. USD(r)	AUD	0.740	April 2017	41,425	93,496	(7,596)
Put – CAD vs. AUD(r)	CAD	1.030	April 2017	21,115	50,841	(24,737)
Put – CAD vs. AUD(r)	CAD	1.030	April 2017	42,209	92,829	(51,831)
Put – CLP vs. USD(r)	CLP	677.500	April 2017	10,569,000	68,328	(17,987)
Put – CNH vs. USD(r)	CNH	7.140	April 2017	212,951	159,862	(2,479)
Put – CNH vs. USD(r)	CNH	7.100	May 2017	869,579	636,740	(45,685)
Put – CNH vs. USD(r)	CNH	7.080	June 2017	221,313	121,875	(50,953)
Put – MXN vs. USD(r)	MXN	23.500	April 2017	702,650	442,819	(826)
Put – MXN vs. USD(r)	MXN	22.880	April 2017	686,237	378,864	(733)
Put – NOK vs. EUR(r)	NOK	9.100	May 2017	256,620	155,324	(364,538)
Put – NZD vs. AUD(r)	NZD	1.100	April 2017	22,330	46,631	(33,795)
Put – NZD vs. AUD(r)	NZD	1.150	September 2017	47,351	152,959	(93,771)
Put – RUB vs. USD(r)	RUB	62.200	June 2017	976,540	170,800	(92,834)
Put – RUB vs. USD(r)	RUB	62.200	June 2017	976,540	171,915	(92,834)
Put – TRY vs. EUR(r)	TRY	4.500	April 2017	121,790	484,773	(1,910)
Put – TRY vs. EUR(r)	TRY	4.110	April 2017	111,176	505,901	(21,688)
Put – TRY vs. USD(r)	TRY	4.160	April 2017	124,800	411,630	(12,190)
Put – TRY vs. USD(r)	TRY	4.050	June 2017	63,281	214,845	(101,892)
Put – TRY vs. USD(r)	TRY	4.100	September 2017	64,575	288,225	(313,187)
Put – TRY vs. USD(r)	TRY	4.300	December 2017	67,510	384,650	(382,534)
Put – TWD vs. USD(r)	TWD	31.420	April 2017	491,723	53,367	(1,847)
Put – ZAR vs. USD(r)	ZAR	13.500	May 2017	211,353	123,635	(357,952)

					$12,048,388	$(10,844,788)

70 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2017	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)%	3.09%		$2,614	$(211,720)	$(30,766)
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	(5.00)	2.90	EUR	30,850	(3,287,212)	(167,731)

Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	5.00	3.09		$1,290	104,496	11,252
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	5.00	3.09		754	61,110	6,010
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	5.00	3.09		569	46,113	4,497
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	3.37		1,323	98,442	8,672
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	3.37		667	49,630	4,855

					$(3,139,141)	$(163,211)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc.		$600	1/30/27	2.459%	3 Month LIBOR	$(4,347)
Citigroup Global Markets, Inc./(CME)	GBP	164,000	5/21/18	6 Month LIBOR	0.78%	688,194
Citigroup Global Markets, Inc./(CME)		$339,200	8/08/18	1.56%	3 Month LIBOR	(664,393)
Citigroup Global Markets, Inc./(CME)	GBP	164,000	2/20/19	0.88%	6 Month LIBOR	(1,092,751)
Citigroup Global Markets, Inc./(CME)		$1,000	3/17/21	3 Month LIBOR	1.40%	(20,640)

abfunds.com	AB GLOBAL BOND FUND | 71

PORTFOLIO OF INVESTMENTS (continued)

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME)	GBP	23,580	1/09/22	6 Month LIBOR	0.91%	$119,657
Citigroup Global Markets, Inc./(CME)		$145,430	8/08/23	3 Month LIBOR	2.82%	5,901,591
Citigroup Global Markets, Inc./(CME)		58,500	11/09/25	2.13%	3 Month LIBOR	560,643
Citigroup Global Markets, Inc./ (LCH)	GBP	23,580	1/09/22	0.98%	6 Month LIBOR	(222,958)
Citigroup Global Markets, Inc./ (LCH)		$75,000	12/23/23	2.99%	3 Month LIBOR	(4,326,376)
Citigroup Global Markets, Inc./ (LCH)		38,000	1/13/24	3.07%	3 Month LIBOR	(2,270,737)
Morgan Stanley & Co. LLC/(CME Group)	MXN	789,207	12/11/18	4 Week TIIE	6.775%	(239,427)
Morgan Stanley & Co. LLC/(CME Group)		995,830	12/12/18	4 Week TIIE	6.840%	(244,433)
Morgan Stanley & Co. LLC/(CME Group)	MXN	663,880	12/13/18	4 Week TIIE	6.845%	(160,406)
Morgan Stanley & Co. LLC/(CME Group)		299,000	12/17/18	4 Week TIIE	7.035%	(21,429)
Morgan Stanley & Co. LLC/(CME Group)	GBP	17,540	2/28/24	6 Month LIBOR	1.256%	(99,881)
Morgan Stanley & Co. LLC/(CME Group)		17,540	2/28/24	6 Month LIBOR	1.251%	(99,013)
Morgan Stanley & Co. LLC/(CME Group)		17,540	2/28/24	1.256%	6 Month LIBOR	(395,227)
Morgan Stanley & Co. LLC/(CME Group)		17,540	2/29/24	1.251%	6 Month LIBOR	(387,737)
Morgan Stanley & Co. LLC/(CME Group)	MXN	199,039	12/01/26	7.700%	4 Week TIIE	(232,270)
Morgan Stanley & Co. LLC/(CME Group)		253,110	12/02/26	7.762%	4 Week TIIE	(353,839)
Morgan Stanley & Co. LLC/(CME Group)		168,530	12/03/26	7.760%	4 Week TIIE	(234,221)
Morgan Stanley & Co. LLC/(CME Group)		74,410	12/07/26	7.830%	4 Week TIIE	(122,727)
Morgan Stanley & Co. LLC/(CME Group)	EUR	5,450	2/08/47	6 Month EURIBOR	1.298%	(119,130)

72 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME Group)	EUR	5,450	2/08/47	1.426%	6 Month EURIBOR	$(71,641)
Morgan Stanley & Co. LLC/(CME Group)		5,400	2/08/47	6 Month EURIBOR	1.293%	(126,174)
Morgan Stanley & Co. LLC/(CME Group)		5,400	2/08/47	1.425%	6 Month EURIBOR	(69,504)
Morgan Stanley & Co. LLC/(CME)		$150	5/05/45	3 Month LIBOR	2.57%	(2,700)
Morgan Stanley & Co. LLC/(CME)		100	7/16/45	3 Month LIBOR	3.02%	7,206

						$(4,304,670)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 6.515%, 5/22/18, 6/20/20*	5.00%	5.48%	$950	$(11,026)	$27,051	$(38,077)
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	0.98	950	121,150	48,311	72,839
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	10.09	5,029	(1,021,529)	(83,694)	(937,835)
Citibank, NA
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	10.09	4,994	(1,014,421)	(85,766)	(928,655)
Nabors Industries, Inc., 6.150%, 2/15/18, 6/20/20*	1.00	1.19	950	(5,239)	(73,406)	68,167
Safeway, Inc., 7.250%, 2/1/31, 6/20/20*	1.00	1.39	950	(11,198)	(53,518)	42,320
Staples, Inc., 2.750%, 1/12/18, 6/20/20*	1.00	0.72	950	8,767	(26,097)	34,864
Weatherford International, LLC, 6.800%, 6/15/37, 6/20/20*	1.00	2.22	950	(34,976)	(56,857)	21,881
Citigroup Global Markets Ltd.
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.81	735	(91,740)	(106,045)	14,305

abfunds.com	AB GLOBAL BOND FUND | 73

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
Avon Products, Inc., 6.500% 3/1/19, 6/20/20*	1.00%	3.44%	$950	$(70,153)	$(113,399)	$43,246
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	10.09	6,500	(1,318,525)	80,655	(1,399,180)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.81	2,925	(372,402)	(178,044)	(194,358)
Freeport-Mcmoran, Inc., 3.550% 3/1/22, 6/20/20*	1.00	1.79	950	(22,606)	(46,473)	23,867
Teck Resources Ltd., 3.150%, 1/15/17, 6/20/20*	1.00	0.77	950	7,133	(49,410)	56,543
Transocean, Inc., 7.380% 4/15/18*, 6/20/20*	1.00	3.14	950	(61,172)	(138,416)	77,244
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	3.02	3,000	(154,233)	(62,377)	(91,856)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.81	564	(71,807)	(70,272)	(1,535)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.81	53	(6,744)	(3,920)	(2,824)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	3.02	3,000	(154,233)	(57,739)	(96,494)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	10.09	9,989	(2,029,043)	(182,177)	(1,846,866)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	10.09	9,988	(2,028,840)	(160,934)	(1,867,906)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.81	279	(35,522)	(26,576)	(8,946)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.81	558	(71,043)	(58,582)	(12,461)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.81	1,115	(141,959)	(127,944)	(14,015)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.81	557	(70,915)	(54,039)	(16,876)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.81	3,346	(426,001)	(307,320)	(118,681)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.81	575	(73,207)	(51,603)	(21,604)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.81	1,260	(160,419)	(79,204)	(81,215)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.81	5,000	(636,584)	(421,319)	(215,265)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.81	5,000	(636,583)	(403,372)	(233,211)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.81	5,815	(740,347)	(365,531)	(374,816)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.81	7,000	(890,633)	(490,962)	(399,671)

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PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	5.81%	$7,947	$(1,011,123)	$(558,110)	$(453,013)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.81	10,000	(1,273,166)	(815,797)	(457,369)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.81	10,000	(1,273,167)	(806,745)	(466,422)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.81	15,000	(1,909,750)	(1,263,957)	(645,793)

				$(17,693,256)	$(7,223,588)	$(10,469,668)

*	Termination date

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Interest Rate		Maturity	U.S. $ Value at March 31, 2017
Barclays Capital, Inc.†	(1.00	)%*	—	$3,133,477
Credit Suisse Securities (USA) LLC†	(0.50	)%*	—	1,559,155
Credit Suisse Securities (USA) LLC†	0.25	%*	—	3,907,655
Deutsche Bank Securities Inc.†	(2.50	)%*	—	2,035,260

				$10,635,547

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on March 31, 2017

*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statement of assets and liabilities is as follows:

Reverse Repurchase Agreements

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates – Non-Investment Grade	$10,635,547	$	– 0	–	$	– 0	–	$	– 0	–	$10,635,547

^	Less than $0.50.

**	Principal amount less than 500.

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate market value of these securities amounted to $2,016,748,131 or 31.7% of net assets.

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PORTFOLIO OF INVESTMENTS (continued)

(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(f)	Variable rate coupon, rate shown as of March 31, 2017.

(g)	Floating Rate Security. Stated interest/floor rate was in effect at March 31, 2017.

(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.84% of net assets as of March 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2A 5.482%, 4/25/26	4/29/16	$11,739,840	$11,773,344	0.19%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 7.482%, 4/25/26	4/29/16	24,392,497	24,662,944	0.39%
Golden Energy Offshore Services AS 5.00%, 12/31/17	5/14/14	4,212,994	719,717	0.01%
H/2 Asset Funding NRE Series 2015-1A 2.425%, 6/24/49	6/19/15	7,644,750	7,591,236	0.12%
iPayment, Inc. 9.50%, 12/15/19	12/29/14	2,365,567	2,469,743	0.04%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 2.647%, 11/15/26	11/13/15	5,220,815	5,169,165	0.08%
Tervita Escrow Corp. 7.625%, 12/01/21	12/07/16	74,000	76,498	0.00%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	1/28/11	3,886,876	322,500	0.01%

(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(j)	Fair valued by the Adviser.

(k)	Illiquid security.

(l)	Defaulted.

(m)	Effective prepayment date of April 2017.

(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$9,702,000	$9,845,735	0.15%

(o)	The company invests on a global basis in multiple asset classes including (but not limited to) private equity debt securities, property-related assets and private equity securities including warrants and preferred stock.

(p)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

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PORTFOLIO OF INVESTMENTS (continued)

(q)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(r)	One contract relates to 1 share.

Currency Abbreviations:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EGP – Egyptian Pound

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

EURIBOR – Euro Interbank Offered Rate

INTRCONX – Inter-Continental Exchange

JSC – Joint Stock Company

LCH – London Clearing House

LIBOR – London Interbank Offered Rates

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

TBA – To Be Announced

TIIE – Banco de México Equilibrium Interbank Interest Rate

TIPS – Treasury Inflation Protected Security

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

March 31, 2017 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,475,912,210)	$6,432,805,659
Affiliated issuers (cost $1,241,920)	1,241,920
Cash	1,436,927
Cash collateral due from broker	7,885,869
Foreign currencies, at value (cost $1,941,756)	2,042,467
Dividends and interest receivable	60,868,772
Unrealized appreciation on forward currency exchange contracts	42,920,327
Receivable for capital stock sold	25,477,321
Receivable for investment securities sold and foreign currency transactions	14,371,701
Receivable for variation margin on exchange-traded derivatives	1,076
Unrealized appreciation on credit default swaps	455,276
Upfront premiums paid on credit default swaps	156,017
Receivable for newly entered credit default swaps	106,096
Affiliated dividends receivable	29,216

Total assets	6,589,798,644

Liabilities
Options written, at value (premiums received $12,048,388)	10,844,788
Swaptions written, at value (premiums received $3,360,784)	2,214,015
Payable for investment securities purchased and foreign currency transactions	95,637,017
Unrealized depreciation on forward currency exchange contracts	68,137,673
Payable for capital stock redeemed	21,164,887
Unrealized depreciation on credit default swaps	10,924,944
Payable for reverse repurchase agreements	10,635,547
Upfront premiums received on credit default swaps	7,379,605
Advisory fee payable	2,624,996
Dividends payable	2,270,971
Payable for variation margin on exchange-traded derivatives	226,688
Distribution fee payable	606,146
Transfer Agent fee payable	45,408
Administrative fee payable	16,683
Payable for newly entered credit default swaps	1,593
Accrued expenses and other liabilities	386,326

Total liabilities	233,117,287

Net Assets	$6,356,681,357

Composition of Net Assets
Capital stock, at par	$758,763
Additional paid-in capital	6,303,070,894
Undistributed net investment income	1,323,010
Accumulated net realized gain on investment and foreign currency transactions	132,567,538
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(81,038,848)

$6,356,681,357

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,110,158,394	132,447,354	$8.38	*

B	$1,276,390	152,244	$8.38

C	$308,380,411	36,671,919	$8.41

Advisor	$3,798,411,197	453,550,919	$8.37

R	$86,438,798	10,319,817	$8.38

K	$33,671,005	4,019,816	$8.38

I	$719,574,736	85,933,089	$8.37

Z	$298,770,426	35,668,236	$8.38

*	The maximum offering price per share for Class A shares was $8.75, which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended March 31, 2017 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $32,265)	$87,542,162
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $13,006)	870,492
Affiliated issuers	264,638	$88,677,292

Expenses
Advisory fee (see Note B)	14,144,843
Distribution fee—Class A	1,605,137
Distribution fee—Class B	7,241
Distribution fee—Class C	1,661,396
Distribution fee—Class R	206,444
Distribution fee—Class K	40,386
Transfer agency—Class A	446,566
Transfer agency—Class B	870
Transfer agency—Class C	117,706
Transfer agency—Advisor Class	1,210,026
Transfer agency—Class R	107,351
Transfer agency—Class K	26,763
Transfer agency—Class I	259,893
Transfer agency—Class Z	23,248
Custodian	265,179
Registration fees	148,712
Printing	136,770
Audit and tax	62,885
Administrative	28,271
Legal	21,674
Directors’ fees	13,259
Miscellaneous	102,707

Total expenses before interest expense	20,637,327
Interest expense	40,166

Total expenses	20,677,493
Less: expenses waived and reimbursed by the Adviser (see Note B)	(146,009)

Net expenses		20,531,484

Net investment income		68,145,808

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		11,688,742
Swaps		466,729
Futures		14,669,947
Options written		8,937,885
Swaptions written		4,006,384
Foreign currency transactions		111,468,272
Net change in unrealized appreciation/depreciation on:
Investments		(235,920,232)
Swaps		(1,244,490)
Futures		5,896,488
Options written		1,609,920
Swaptions written		1,146,769
Foreign currency denominated assets and liabilities		(18,487,934)

Net loss on investment and foreign currency transactions		(95,761,520)

Net Decrease in Net Assets from Operations		$(27,615,712)

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$68,145,808	$111,271,735
Net realized gain on investment and foreign currency transactions	151,237,959	47,310,956
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(246,999,479)	195,333,916
Contributions from Affiliates (see Note B)	– 0	–	7,664

Net increase (decrease) in net assets from operations	(27,615,712)	353,924,271
Dividends and Distributions to Shareholders from
Net investment income
Class A	(13,885,040)	(40,309,978)
Class B	(9,849)	(74,877)
Class C	(2,334,967)	(10,182,069)
Advisor Class	(41,978,264)	(100,997,962)
Class R	(713,449)	(2,211,133)
Class K	(334,751)	(907,188)
Class I	(8,298,774)	(24,059,609)
Class Z	(2,875,365)	(7,570,016)
Net realized gain on investment and foreign currency transactions
Class A	(9,978,295)	(697,515)
Class B	(11,237)	(1,815)
Class C	(2,599,612)	(225,927)
Advisor Class	(26,048,404)	(1,530,362)
Class R	(606,485)	(41,258)
Class K	(244,767)	(15,562)
Class I	(5,100,158)	(376,109)
Class Z	(1,610,520)	(119,622)
Capital Stock Transactions
Net increase	552,065,221	1,326,985,818
Proceeds from regulatory settlement (see Note E)	– 0	–	656,980

Total increase	407,819,572	1,492,246,067
Net Assets
Beginning of period	5,948,861,785	4,456,615,718

End of period (including undistributed net investment income of $1,323,010 and $3,607,661, respectively)	$6,356,681,357	$5,948,861,785

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

March 31, 2017

NOTE A

Significant Accounting Policies

AB Global Bond Fund, Inc. (the “Fund”) was incorporated as a Maryland corporation on February 3, 1992 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Effective October 15, 2013, the Fund commenced offering of Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expense. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market

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NOTES TO FINANCIAL STATEMENTS (continued)

inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability (including those valued based on their market values as a described in Note A.1 above). Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities	Level 1			Level 2	Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$2,915,903,421	$	– 0	–	$2,915,903,421
Corporates – Investment Grade		– 0	–	1,337,179,272		264,939		1,337,444,211
Inflation-Linked Securities		– 0	–	335,302,607		– 0	–	335,302,607
Collateralized Mortgage Obligations		– 0	–	331,893,883		– 0	–	331,893,883
Governments – Sovereign Agencies		– 0	–	289,455,030		– 0	–	289,455,030
Corporates – Non-Investment Grade		– 0	–	186,920,962		719,717		187,640,679
Emerging Markets – Treasuries		– 0	–	157,150,746		– 0	–	157,150746

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2		Level 3		Total
Commercial Mortgage-Backed Securities	$	– 0	–	$52,877,275		$88,241,547		$141,118,822
Covered Bonds		– 0	–	103,593,310		– 0	–	103,593,310
Local Governments – Provincial Bonds		– 0	–	83,358,528		– 0	–	83,358,528
Mortgage Pass-Throughs		– 0	–	79,486,684		– 0	–	79,486,684
Quasi-Sovereigns		– 0	–	78,081,233		– 0	–	78,081,233
Emerging Markets – Sovereigns		– 0	–	68,196,532		– 0	–	68,196,532
Asset-Backed Securities		– 0	–	7,162,581		33,798,601		40,961,182
Whole Loan Trusts		– 0	–	– 0	–	29,986,501		29,986,501
Emerging Markets – Corporate Bonds		– 0	–	26,319,699		– 0	–	26,319,699
Local Governments – Municipal Bonds		– 0	–	21,352,078		– 0	–	21,352,078
Bank Loans		– 0	–	20,332,445		– 0	–	20,332,445
Local Governments – Regional Bonds		– 0	–	10,642,518		– 0	–	10,642,518
Common Stocks		79,526		– 0	–	10,295,957		10,375,483
Options Purchased – Calls		– 0	–	9,850,810		– 0	–	9,850,810
Governments – Sovereign Bonds		– 0	–	9,314,738		– 0	–	9,314,738
Preferred Stocks		5,767,350		– 0	–	– 0	–	5,767,350
Agencies		– 0	–	550,162		– 0	–	550,162
Options Purchased – Puts		– 0	–	21,688		– 0	–	21,688
Warrants		5,329		– 0	–	– 0	–#	5,329
Short-Term Investments:
Government – Treasuries		– 0	–	104,141,142		– 0	–	104,141,142
Time Deposits		– 0	–	25,133,036		– 0	–	25,133,036
Emerging Markets – Treasuries		– 0	–	7,753,864		– 0	–	7,753,864
Short-Term Investments		1,241,920		– 0	–	– 0	–	1,241,920

Investments valued at NAV**								1,671,948

Total Investments in Securities		7,094,125		6,261,974,244		163,307,262		6,434,047,579
Other Financial Instruments*:
Assets
Futures		1,396,571		– 0	–	– 0	–	1,396,571	†
Forward Currency Exchange Contracts		– 0	–	42,920,327		– 0	–	42,920,327
Centrally Cleared Credit Default Swaps		– 0	–	35,286		– 0	–	35,286	†
Centrally Cleared Interest Rate Swaps		– 0	–	7,277,291		– 0	–	7,277,291	†
Credit Default Swaps		– 0	–	455,276		– 0	–	455,276
Liabilities
Futures		(1,703,044)		– 0	–	– 0	–	(1,703,044	)†
Forward Currency Exchange Contracts		– 0	–	(68,137,673)		– 0	–	(68,137,673)
Interest Rate Swaptions Written		– 0	–	(2,214,015)		– 0	–	(2,214,015)

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2	Level 3			Total
Currency Options Written	$	– 0	–	$(10,844,788)	$	– 0	–	$(10,844,788)
Centrally Cleared Default Swaps		– 0	–	(198,497)		– 0	–	(198,497	)†
Centrally Cleared Interest Rate Swaps		– 0	–	(11,581,961)		– 0	–	(11,581,961	)†
Credit Default Swaps		– 0	–	(10,924,944)		– 0	–	(10,924,944)

Total^		$6,787,652		$6,208,760,546		$163,307,262		$6,380,527,408

#	The Fund held securities with zero market value at period end.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written and swaptions which are valued at market value.

†	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on exchange-traded derivatives as reported in the portfolio of investments.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

**	In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods, with application of the amendments noted above retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented herein. Accordingly, the total investments with a fair value of $1,671,948 have not been categorized in the fair value hierarchy.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Investment Grade			Collateralized Mortgage Obligations		Corporates - Non-Investment Grade		Commercial Mortgage- Backed Securities
Balance as of 9/30/16	$	– 0	–	$41,090,329		$1,043,517		$84,111,823
Accrued discounts/ (premiums)		– 0	–	– 0	–	197,656		138,779
Realized gain (loss)		– 0	–	– 0	–	– 0	–	6,793
Change in unrealized appreciation/ depreciation		299		(6,961)		(521,456)		(233,350)
Purchases		264,640		– 0	–	– 0	–	19,145,074
Sales/Paydowns		– 0	–	(2,784,515)		– 0	–	(14,927,572)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Corporates - Investment Grade			Collateralized Mortgage Obligations			Corporates - Non-Investment Grade			Commercial Mortgage- Backed Securities
Transfers into Level 3	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–
Transfers out of Level 3		– 0	–		(38,298,853)			– 0	–		– 0	–

Balance as of 3/31/17		$264,939		$	– 0	–		$719,717			$88,241,547

Net change in unrealized appreciation/depreciation from investments held as of 3/31/17**		$299		$	– 0	–		$(521,456)			$(60,239)

	Asset-Backed Securities		Whole Loan Trusts		Common Stocks		Warrants#
Balance as of 9/30/16	$21,071,213		$38,087,167		$16,529,981		$	– 0	–
Accrued discounts/ (premiums)	24,192		21,449		– 0	–		– 0	–
Realized gain (loss)	2,691		(1,530,157)		– 0	–		– 0	–
Change in unrealized appreciation/ depreciation	(64,560)		(1,343,456)		(456,024)			– 0	–
Purchases	12,982,070		853,086		– 0	–		– 0	–
Sales/Paydowns	(217,005)		(6,101,588)		(5,778,000)			– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 3/31/17	$33,798,601		$29,986,501		$10,295,957		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 3/31/17**	$(64,560)		$(1,343,401)		$(456,024)		$	– 0	–

	Total
Balance as of 9/30/16	$201,934,030
Accrued discounts/ (premiums)	382,076
Realized gain (loss)	(1,520,673)
Change in unrealized appreciation/ depreciation	(2,625,508)
Purchases	33,244,870
Sales/Paydowns	(29,808,680)
Transfers into Level 3	– 0	–
Transfers out of Level 3	(38,298,853)

Balance as of 3/31/17	$163,307,262	+

Net change in unrealized appreciation/depreciation from investments held as of 3/31/17**	$(2,445,381)

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NOTES TO FINANCIAL STATEMENTS (continued)

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

#	The Fund held securities with zero market value at period end.

+	An amount of $38,298,853 was transferred out of Level 3 into Level 2 due to an increase in observability during the reporting period. There were no transfers from Level 2 to Level 3 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at March 31, 2017. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 3/31/17	Valuation Technique	Unobservable Input	Input
Whole Loan Trusts	$5,322,829	Discounted Cash Flow	Cash Flow Yield	93.60%
	$5,250,243	Market Approach	Underlying NAV of the Collateral	$94.91
	$4,768,885	Recovery Analysis	Cumulative Loss	<20%
	$4,459,934	Recovery Analysis	Delinquency Rate	<4%
	$1,057,111	Recovery Analysis	Delinquency Rate	<5%
			Collateralization	1.1X
	$738,137	Recovery Analysis	Delinquency Rate	<4%
			Discount Rate	12.99%
	$328,399	Discounted Cash Flow	Cash Flow Yield	88.20%

	$21,925,538

Common Stocks	$450,222	Market Approach	EBITDA* Projection	$94mm
			EBITDA* Multiples	8.5X

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Asset and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

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NOTES TO FINANCIAL STATEMENTS (continued)

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed-income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation on foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Repurchase Agreements

It is the Fund’s policy that its custodian or designated sub-custodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities is sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Fund may be delayed or limited.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2017, such fee amounted to $28,271.

During the year ended September 30, 2016, the Adviser reimbursed the Fund in the amount of $7,664 for trading losses incurred due to trade entry errors.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $820,557 for the six months ended March 31, 2017.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales

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NOTES TO FINANCIAL STATEMENTS (continued)

charges of $10,982 from the sale of Class A shares and received $3,821, $75 and $19,314 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2017.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Portfolio’s average net assets invested in such Portfolio and to bear its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its investment advisory fee from the Fund in an amount equal to the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended March 31, 2017 such waiver amounted to $146,009. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended March 31, 2017 is as follows:

Market Value September 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2017 (000)	Dividend Income (000)
$4,484	$1,410,828	$1,414,070	$1,242	$265

Brokerage commissions paid on investment transactions for six months ended March 31, 2017 amounted to $56,447, none of which was paid to Sanford C. Bernstein & Co., LLC and Sanford C. Bernstein Limited, respectively, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. For the period October 1, 2009 through July 1, 2012, with respect to Class K shares, payments to the Distributor were voluntarily limited to .10% of the average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Effective January 29, 2016, payments under the Class A plan are limited to .25% of the Fund’s average daily net assets attributable to Class A shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments

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NOTES TO FINANCIAL STATEMENTS (continued)

in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $25,207,237, $15,099,438, $795,825, and $201,980 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2017 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$2,654,529,039	$2,014,415,324
U.S. government securities	906,114,749	878,979,214

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts, options written, swaptions written, swaps and futures contracts) are as follows:

Gross unrealized appreciation	$116,470,149
Gross unrealized depreciation	(159,576,700)

Net unrealized depreciation	$(43,106,551)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange

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NOTES TO FINANCIAL STATEMENTS (continued)

rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended March 31, 2017, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a future, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the

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NOTES TO FINANCIAL STATEMENTS (continued)

issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2017, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference

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between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swaps, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended March 31, 2017, the Fund held purchased options for hedging and non-hedging purposes.

During the six months ended March 31, 2017, the Fund held written options for hedging and non-hedging purposes.

During the six months ended March 31, 2017, the Fund held written swaptions for non-hedging purposes.

For the six months ended March 31, 2017, the Fund had the following transactions in written options:

	Number of Contracts		Premiums Received
Options written outstanding as of 9/30/16	$2,392,419,525		$1,637,179
Options written	97,120,877,194		19,424,002
Options expired	(53,549,657,697)		(8,883,468)
Options bought back	(24,132,762)		(129,325)
Options exercised	– 0	–	– 0	–

Options written outstanding as of 3/31/17	$45,939,506,260		$12,048,388

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NOTES TO FINANCIAL STATEMENTS (continued)

For the six months ended March 31, 2017, the Fund had the following transactions in written swaptions:

	Notional Amount			Premiums Received
Swaptions written outstanding as of 9/30/16	$	– 0	–	$	– 0	–
Swaptions written		2,812,484,605			14,407,790
Swaptions expired		(1,138,504,715)			(7,573,320)
Swaptions bought back		(666,364,026)			(3,473,686)
Swaptions exercised		– 0	–		– 0	–

Swaptions written outstanding as of 3/31/17		$1,007,615,864			$3,360,784

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, and currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/

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(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

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In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2017, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty. As of March 31, 2017, the Fund had Buy Contracts outstanding with respect to the same referenced obligation and counterparty as certain Sale Contracts which may partially offset the Maximum Payout Amount in the amount of $2,613,600.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are

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subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payment it made to its counterpart. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer on the referenced obligation. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

During the six months ended March 31, 2017, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various master agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other

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transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended March 31, 2017, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$8,673,862	*	Receivable/Payable for variation margin on exchange-traded derivatives	$13,285,005	*

Interest rate contracts				Swaptions written, at value	2,214,015

Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	42,920,327		Unrealized depreciation on forward currency exchange contracts	68,137,673

Foreign exchange contracts	Investments in securities, at value	9,872,498

Foreign exchange contracts				Options written, at value	10,844,788

Credit contracts	Unrealized appreciation on credit default swaps	455,276		Unrealized depreciation on credit default swaps	10,924,944

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	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$35,286	*	Receivable/Payable for variation margin on exchange-traded derivatives	$198,497	*

Total		$61,957,249			$105,604,922

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$(901,517)	$3,416,217

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	14,669,947	5,896,488

Interest rate contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/ depreciation on investment transactions	(1,313,166)	– 0	–

Interest rate contracts	Net realized gain/(loss) on swaptions written; Net change in unrealized appreciation/depreciation on swaptions written	4,006,384	1,146,769

Foreign exchange contracts	Net realized gain/(loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation on foreign currency denominated assets and liabilities	166,794,975	(18,744,617)

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investment transactions	$(1,721,498)	$5,943,953

Foreign exchange contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation on options written	8,937,885	1,609,920

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	1,368,246	(4,660,707)

Total		$191,841,256	$(5,391,977)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended March 31, 2017:

Centrally Cleared Credit Default Swaps:
Average notional amount on buy contracts	$50,991,572
Average notional amount on sale contracts	$44,705,273

Centrally Cleared Interest Rate Swaps:
Average notional amount	$1,227,206,864

Credit Default Swaps:
Average notional amount on sale contracts	$88,531,857

Interest Rate Swaps:
Average notional amount	$133,775,445	(a)

Forward Currency Exchange Contracts:
Average principal amount on buy contracts	$856,629,891
Average principal amount on sale contracts	$4,101,865,155

Futures:
Average original value on buy contracts	$175,709,556
Average original value on sale contracts	$829,628,922

Purchased Options:
Average cost	$2,738,011	(b)

(a)	Positions were open for one month during the period.

(b)	Positions were open for five months during the period.

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For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of March 31, 2017:

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Citigroup Global Markets, Inc.**	$640	$(640)	$–0	–	$	– 0	–	$	– 0	–
Morgan Stanley & Co. LLC**	436	(436)	– 0	–	– 0	–	– 0	–

Total	$1,076	$(1,076)	$–0	–	$	– 0	–	$	– 0	–

OTC Derivatives:
Australia & New Zealand Banking Group Ltd.	$158,273	$(158,273)	$–0	–	$	– 0	–	– 0	–
Bank of America, NA	66,991	(66,991)	– 0	–	– 0	–	– 0	–
Barclays Bank PLC	606,784	(606,784)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	1,594,798	(1,594,798)	– 0	–	– 0	–	– 0	–
Brown Brothers Harriman & Co.	306,904	(306,904)	– 0	–	– 0	–	– 0	–
Citibank, NA	1,036,931	(1,036,931)	– 0	–	– 0	–	– 0	–
Credit Suisse International	4,498,793	(4,089,451)	– 0	–	– 0	–	409,342
Deutsche Bank AG	3,315,702	(3,315,702)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA/ Goldman Sachs International	15,150,645	(15,150,645)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	2,009,981	(1,558,954)	– 0	–	– 0	–	451,027
JPMorgan Chase Bank, NA	8,109,359	(5,830,374)	– 0	–	– 0	–	2,278,985
Morgan Stanley Capital Services LLC	12,507,752	(2,443,983)	– 0	–	– 0	–	10,063,769
Nomura Global Financial Products Inc.	55,299	– 0	–	– 0	–	– 0	–	55,299
Northern Trust Co.	1,180,670	– 0	–	– 0	–	– 0	–	1,180,670
Royal Bank of Scotland PLC	21,450	(21,450)	– 0	–	– 0	–	– 0	–
Standard Chartered Bank	2,309,543	(2,309,543)	– 0	–	– 0	–	– 0	–

Total	$52,929,875	$(38,490,783)	$	– 0	–	$	– 0	–	$14,439,092	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Citigroup Global Markets, Inc.**	$72,952	$(640)	$(72,312)	$	– 0	–	$	– 0	–
Goldman, Sachs & Co.**	146,088	– 0	–	(146,088)	– 0	–	– 0	–
Morgan Stanley & Co. LLC**	7,648	(436)	(7,212)	– 0	–	– 0	–

Total	$226,688	$(1,076)	$(225,612)	$	– 0	–	$	– 0	–

OTC Derivatives:
Australia & New Zealand Banking Group Ltd.	$3,433,134	$(158,273)	– 0	–	$	– 0	–	$3,274,861
Bank of America, NA	591,039	(66,991)	– 0	–	(524,048)	– 0	–
Barclays Bank PLC	1,222,228	(606,784)	– 0	–	(615,444)	– 0	–
BNP Paribas SA	1,753,482	(1,594,798)	– 0	–	(158,684)	– 0	–
Brown Brothers Harriman & Co.	350,412	(306,904)	– 0	–	– 0	–	43,508
Citibank, NA	7,053,945	(1,036,931)	– 0	–	(1,318,652)	4,698,362
Credit Suisse International	4,089,451	(4,089,451)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	7,598,457	(3,315,702)	– 0	–	(265,805)	4,016,950
Goldman Sachs Bank USA/ Goldman Sachs International	38,239,372	(15,150,645)	– 0	–	(21,812,510)	1,276,217
HSBC Bank USA	1,558,954	(1,558,954)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA	5,830,374	(5,830,374)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC	2,443,983	(2,443,983)	– 0	–	– 0	–	– 0	–
Royal Bank of Scotland PLC	3,363,086	(21,450)	– 0	–	– 0	–	3,341,636
Standard Chartered Bank	21,498,865	(2,309,543)	– 0	–	– 0	–	19,189,322

Total	$99,026,782	$(38,490,783)	$	– 0	–	$(24,695,143)	$35,840,856	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

**	Cash and securities have been posted for initial margin requirements on exchange-traded derivatives outstanding at March 31, 2017.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.4 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

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2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Fund may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. During the six months ended March 31, 2017, the Fund did not engage in dollar rolls.

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4. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by an MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such, the return of such excess collateral may be delayed or denied. For the six months ended March 31, 2017, the average amount of reverse repurchase agreements outstanding was $20,612,836 and the daily weighted average interest rate was (0.34)%. During the period, the Fund received net interest payments from counterparties. At March 31, 2017, the Fund had reverse repurchase agreements outstanding in the amount of $10,635,547 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of March 31, 2017:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Capital, Inc.	$3,133,477	$(3,075,625)	$57,852
Credit Suisse Securities (USA) LLC.	5,466,810	(5,302,346)	164,464
Deutsche Bank Securities Inc.	2,035,260	(1,977,188)	58,072

Total	$10,635,547	$(10,355,159)	$280,388

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

5. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The

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agent administers the term of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and may receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of March 31, 2017, the Fund had the following unfunded loan commitment which could be extended at the option of the borrower pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment
Flexpath WH I LLC, Series B3, 9/01/17	841,242

As of March 31, 2017, the Fund had no bridge loan commitments outstanding.

During the six months ended March 31, 2017, the Fund received no commitment fees or additional funding fees.

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NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30, 2016

Class A
Shares sold	23,386,845	56,334,285	$196,243,174	$476,156,718

Shares issued in reinvestment of dividends and distributions	2,007,971	3,334,278	16,772,127	27,736,078

Shares converted from Class B	26,837	203,297	226,014	1,701,481

Shares redeemed	(43,560,353)	(36,555,439)	(364,133,849)	(305,937,127)

Net increase (decrease)	(18,138,700)	23,316,421	$(150,892,534)	$199,657,150

Class B
Shares sold	6,529	19,643	$55,395	$164,936

Shares issued in reinvestment of dividends and distributions	2,159	7,495	17,971	62,006

Shares converted to Class A	(26,830)	(203,297)	(226,014)	(1,701,481)

Shares redeemed	(23,729)	(38,667)	(198,948)	(324,222)

Net decrease	(41,871)	(214,826)	$(351,596)	$(1,798,761)

Class C
Shares sold	2,172,409	6,726,433	$18,338,719	$56,670,638

Shares issued in reinvestment of dividends and distributions	469,055	867,823	3,927,833	7,218,838

Shares redeemed	(6,572,218)	(9,616,056)	(55,241,929)	(80,821,703)

Net decrease	(3,930,754)	(2,021,800)	$(32,975,377)	$(16,932,227)

Advisor Class
Shares sold	125,393,693	177,412,668	$1,048,833,768	$1,487,172,728

Shares issued in reinvestment of dividends and distributions	6,377,498	9,357,118	53,253,771	77,903,978

Shares redeemed	(59,770,935)	(75,040,659)	(499,620,413)	(628,496,356)

Net increase	72,000,256	111,729,127	$602,467,126	$936,580,350

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	Shares		Amount
	Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30, 2016

Class R
Shares sold	2,896,635	4,118,780	$24,200,618	$34,463,032

Shares issued in reinvestment of dividends and distributions	157,270	259,440	1,313,023	2,156,003

Shares redeemed	(2,124,707)	(2,225,277)	(17,855,041)	(18,670,057)

Net increase	929,198	2,152,943	$7,658,600	$17,948,978

Class K
Shares sold	804,127	1,676,539	$6,738,178	$14,100,126

Shares issued in reinvestment of dividends and distributions	68,967	111,076	576,051	923,280

Shares redeemed	(505,996)	(970,556)	(4,238,023)	(8,125,937)

Net increase	367,098	817,059	$3,076,206	$6,897,469

Class I
Shares sold	14,719,736	25,586,690	$123,116,032	$214,354,832

Shares issued in reinvestment of dividends and distributions	1,575,762	2,739,292	13,160,577	22,810,745

Shares redeemed	(13,727,753)	(9,366,708)	(116,005,236)	(78,719,862)

Net increase	2,567,745	18,959,274	$20,271,373	$158,445,715

Class Z
Shares sold	15,776,294	13,997,799	$131,933,568	$118,033,891

Shares issued in reinvestment of dividends and distributions	534,249	922,284	4,463,799	7,666,998

Shares redeemed	(4,007,488)	(11,699,751)	(33,585,944)	(99,513,745)

Net increase	12,303,055	3,220,332	$102,811,423	$26,187,144

NOTE F

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

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NOTES TO FINANCIAL STATEMENTS (continued)

The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2017.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending September 30, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2016 and September 30, 2015 were as follows:

	2016		2015
Distributions paid from:
Ordinary income	$189,321,002		$171,191,109
Long-term capital gains	– 0	–	2,330,150

Total taxable distributions paid	$189,321,002		$173,521,259

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$57,562,527
Accumulated capital and other losses	(41,111,790	)(a)
Unrealized appreciation/(depreciation)	182,950,078	(b)

Total accumulated earnings/(deficit)	$199,400,815	(c)

(a)	As of September 30, 2016, the Fund had cumulative deferred loss on straddles was $41,111,790.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps and Treasury inflation-protected securities, the realization for tax purposes of gains/(losses) on certain derivative instruments, and the tax treatment of partnership investments and passive foreign investment companies (PFICs).

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable and the treatment of defaulted securities.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation. As of March 31, 2017, the Fund did not have any capital loss carry forwards.

NOTE I

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment

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NOTES TO FINANCIAL STATEMENTS (continued)

company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE J

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K

Subsequent Events

Effective April 10, 2017, for Class C, the CDSC is 0% after the first year. Class C shares automatically convert to Class A after ten years.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 8.59	$ 8.34	$ 8.52	$ 8.26	$ 8.64	$ 8.38

Income From Investment Operations
Net investment income(a)	.09	(b)	.17	(b)	.18	.23	.19	.22	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.14)	.39	(.02)	.25	(.29)	.37
Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–	.00	(c)
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.05)	.56	.16	.48	(.10)	.59

Less: Dividends and Distributions
Dividends from net investment income	(.09)	(.30)	(.34)	(.22)	(.19)	(.33)
Distributions from net realized gain on investment and foreign currency transactions	(.07)	(.01)	.00	(c)	– 0	–	(.09)	– 0	–

Total dividends and distributions	(.16)	(.31)	(.34)	(.22)	(.28)	(.33)

Net asset value, end of period	$ 8.38	$ 8.59	$ 8.34	$ 8.52	$ 8.26	$ 8.64

Total Return
Total investment return based on net asset value(d)	(0.61)%	6.92	%*	1.95%	5.82%	(1.21	)%*	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,110,158	$1,293,750	$1,060,976	$1,076,697	$1,341,874	$1,581,096
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.80	%(g)	.85%	.90%	.93%	.94%	.92%
Expenses, before waivers/reimbursements(e)(f)	.81	%(g)	.85%	.90%	.93%	.94%	.93%
Net investment income	2.08	%(b)(g)	2.05	%(b)	2.09%	2.69%	2.28%	2.55	%(b)
Portfolio turnover rate	49%	113%	167%	157%	179%	94%

See footnote summary on pages 125-126.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class B
	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 8.59		$ 8.34		$ 8.52		$ 8.26		$ 8.64		$ 8.38

Income From Investment Operations
Net investment income(a)	.05	(b)	.10	(b)	.11		.16		.14		.15	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.14)		.40		(.01)		.26		(.30)		.37
Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–	.00	(c)
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.09)		.50		.10		.42		(.16)		.52

Less: Dividends and Distributions
Dividends from net investment income	(.05)		(.24)		(.28)		(.16)		(.13)		(.26)
Distributions from net realized gain on investment and foreign currency transactions	(.07)		(.01)		(.00	)(c)	– 0	–	(.09)		– 0	–

Total dividends and distributions	(.12)		(.25)		(.28)		(.16)		(.22)		(.26)

Net asset value, end of period	$ 8.38		$ 8.59		$ 8.34		$ 8.52		$ 8.26		$ 8.64

Total Return
Total investment return based on net asset value(d)	(1.01)%		6.11	%*	1.21%		5.08%		(1.91	)%*	6.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,276		$1,668		$3,410		$7,321		$22,978		$38,310
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.60	%(g)	1.61%		1.63%		1.64%		1.65%		1.64%
Expenses, before waivers/reimbursements(e)(f)	1.61	%(g)	1.61%		1.63%		1.64%		1.65%		1.67%
Net investment income	1.27	%(b)(g)	1.25	%(b)	1.36%		1.97%		1.59%		1.82	%(b)
Portfolio turnover rate	49%		113%		167%		157%		179%		94%

See footnote summary on pages 125-126.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 8.62		$ 8.36		$ 8.54		$ 8.28		$ 8.66		$ 8.40

Income From Investment Operations
Net investment income(a)	.06	(b)	.11	(b)	.12		.17		.14		.16	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.15)		.40		(.01)		.25		(.30)		.37
Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–	.00	(c)
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.09)		.51		.11		.42		(.16)		.53

Less: Dividends and Distributions
Dividends from net investment income	(.05)		(.24)		(.29)		(.16)		(.13)		(.27)
Distributions from net realized gain on investment and foreign currency transactions	(.07)		(.01)		(.00	)(c)	– 0	–	(.09)		– 0	–

Total dividends and distributions	(.12)		(.25)		(.29)		(.16)		(.22)		(.27)

Net asset value, end of period	$ 8.41		$ 8.62		$ 8.36		$ 8.54		$ 8.28		$ 8.66

Total Return
Total investment return based on net asset value(d)	(0.98)%		6.24	%*	1.23%		5.07%		(1.90	)%*	6.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$308,380		$349,965		$356,483		$395,728		$472,068		$607,783
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.55	%(g)	1.58%		1.60%		1.63%		1.64%		1.63%
Expenses, before waivers/reimbursements(e)(f)	1.56	%(g)	1.58%		1.60%		1.63%		1.64%		1.64%
Net investment income	1.32	%(b)(g)	1.30	%(b)	1.38%		1.98%		1.58%		1.83	%(b)
Portfolio turnover rate	49%		113%		167%		157%		179%		94%

See footnote summary on pages 125-126.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 8.58		$ 8.33		$ 8.51		$ 8.25		$ 8.63		$ 8.37

Income From Investment Operations
Net investment income(a)	.10	(b)	.20	(b)	.20		.25		.22		.24	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.14)		.38		(.01)		.25		(.29)		.37
Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–	.00	(c)
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.04)		.58		.19		.50		(.07)		.61

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.32)		(.37)		(.24)		(.22)		(.35)
Distributions from net realized gain on investment and foreign currency transactions	(.07)		(.01)		(.00	)(c)	– 0	–	(.09)		– 0	–

Total dividends and distributions	(.17)		(.33)		(.37)		(.24)		(.31)		(.35)

Net asset value, end of period	$ 8.37		$ 8.58		$ 8.33		$ 8.51		$ 8.25		$ 8.63

Total Return
Total investment return based on net asset value(d)	(0.49)%		7.21	%*	2.26%		6.14%		(0.92	)%*	7.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,798,412		$3,275,362		$2,247,582		$1,504,432		$1,077,452		$901,342
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.55	%(g)	.58%		.60%		.63%		.64%		.63%
Expenses, before waivers/reimbursements(e)(f)	.56	%(g)	.58%		.60%		.63%		.64%		.63%
Net investment income	2.34	%(b)(g)	2.33	%(b)	2.39%		2.98%		2.57%		2.86	%(b)
Portfolio turnover rate	49%		113%		167%		157%		179%		94%

See footnote summary on pages 125-126.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 8.59		$ 8.33		$ 8.51		$ 8.25		$ 8.63		$ 8.37

Income From Investment Operations
Net investment income(a)	.07	(b)	.14	(b)	.15		.20		.16		.19	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.14)		.40		(.02)		.25		(.29)		.37
Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–	.00	(c)
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.07)		.54		.13		.45		(.13)		.56

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.27)		(.31)		(.19)		(.16)		(.30)
Distributions from net realized gain on investment and foreign currency transactions	(.07)		(.01)		(.00	)(c)	– 0	–	(.09)		– 0	–

Total dividends and distributions	(.14)		(.28)		(.31)		(.19)		(.25)		(.30)

Net asset value, end of period	$ 8.38		$ 8.59		$ 8.33		$ 8.51		$ 8.25		$ 8.63

Total Return
Total investment return based on net asset value(d)	(0.83)%		6.63	%*	1.57%		5.48%		(1.56	)%*	6.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,439		$80,625		$60,300		$54,550		$46,514		$38,450
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.24	%(g)	1.25%		1.27%		1.26%		1.29%		1.23%
Expenses, before waivers/reimbursements(e)(f)	1.25	%(g)	1.25%		1.27%		1.26%		1.29%		1.28%
Net investment income	1.66	%(b)(g)	1.66	%(b)	1.72%		2.36%		1.93%		2.26	%(b)
Portfolio turnover rate	49%		113%		167%		157%		179%		94%

See footnote summary on pages 125-126.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 8.59		$ 8.33		$ 8.51		$ 8.25		$ 8.63		$ 8.37

Income From Investment Operations
Net investment income(a)	.08	(b)	.17	(b)	.17		.23		.19		.23	(h)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.14)		.40		(.01)		.25		(.29)		.37
Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–	.00	(c)
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.06)		.57		.16		.48		(.10)		.60

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.30)		(.34)		(.22)		(.19)		(.34)
Distributions from net realized gain on investment and foreign currency transactions	(.07)		(.01)		(.00	)(c)	– 0	–	(.09)		– 0	–

Total dividends and distributions	(.15)		(.31)		(.34)		(.22)		(.28)		(.34)

Net asset value, end of period	$ 8.38		$ 8.59		$ 8.33		$ 8.51		$ 8.25		$ 8.63

Total Return
Total investment return based on net asset value(d)	(0.66)%		6.97	%*	1.90%		5.83%		(1.22	)%*	7.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,671		$31,361		$23,625		$19,039		$13,851		$9,949
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.90	%(g)	.93%		.95%		.93%		.95%		.84%
Expenses, before waivers/reimbursements(e)(f)	.90	%(g)	.93%		.95%		.93%		.95%		.95%
Net investment income	2.00	%(b)(g)	1.98	%(b)	2.04%		2.69%		2.26%		2.70	%(h)
Portfolio turnover rate	49%		113%		167%		157%		179%		94%

See footnote summary on pages 125-126.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30,
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$ 8.58		$ 8.33		$ 8.51		$ 8.25		$ 8.63		$ 8.37

Income From Investment Operations
Net investment income(a)	.10	(b)	.20	(b)	.20		.26		.22		.24	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.14)		.38		(.01)		.24		(.29)		.38
Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–	.00	(c)
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.04)		.58		.19		.50		(.07)		.62

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.32)		(.37)		(.24)		(.22)		(.36)
Distributions from net realized gain on investment and foreign currency transactions	(.07)		(.01)		(.00	)(c)	– 0	–	(.09)		– 0	–

Total dividends and distributions	(.17)		(.33)		(.37)		(.24)		(.31)		(.36)

Net asset value, end of period	$ 8.37		$ 8.58		$ 8.33		$ 8.51		$ 8.25		$ 8.63

Total Return
Total investment return based on net asset value(d)	(0.49)%		7.22	%*	2.27%		6.19%		(0.87	)%*	7.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$719,575		$715,514		$536,411		$546,550		$291,554		$198,242
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.56	%(g)	.57%		.59%		.59%		.59%		.60%
Expenses, before waivers/reimbursements(e)(f)	.56	%(g)	.58%		.59%		.59%		.59%		.61%
Net investment income	2.34	%(b)(g)	2.33	%(b)	2.40%		3.04%		2.61%		2.88	%(b)
Portfolio turnover rate	49%		113%		167%		157%		179%		94%

See footnote summary on pages 125-126.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30,				October 15, 2013(i) to September 30,
			2016		2015		2014

Net asset value, beginning of period	$ 8.59		$ 8.33		$ 8.51		$ 8.23

Income From Investment Operations
Net investment income(a)	.10	(b)	.20	(b)	.21		.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.14)		.40		(.02)		.27
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.04)		.60		.19		.52

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.33)		(.37)		(.24)
Distributions from net realized gain on investment and foreign currency transactions	(.07)		(.01)		(.00	)(c)	– 0	–

Total dividends and distributions	(.17)		(.34)		(.37)		(.24)

Net asset value, end of period	$ 8.38		$ 8.59		$ 8.33		$ 8.51

Total Return
Total investment return based on net asset value(d)	(0.47)%		7.39	%*	2.32%		6.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$298,770		$200,617		$167,830		$11,472
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.50	%(g)	.52%		.53%		.55	%(g)
Expenses, before waivers/reimbursements(e)(f)	.51	%(g)	.53%		.53%		.55	%(g)
Net investment income	2.41	%(b)(g)	2.38	%(b)	2.47%		3.05	%(g)
Portfolio turnover rate	49%		113%		167%		157%

See footnote summary on pages 125-126

124 | AB GLOBAL BOND FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended, such waiver amounted to less than 0.005% annualized for the Fund.

(f)	The expense ratios presented below exclude interest expense:

	Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Class A
Net of waivers/reimbursements	.80%	.85%	.90%	.93%	.93%	.90%
Before waivers/reimbursements	.81%	.85%	.90%	.93%	.93%	.91%
Class B
Net of waivers/reimbursements	1.60%	1.61%	1.63%	1.64%	1.64%	1.62%
Before waivers/reimbursements	1.61%	1.61%	1.63%	1.64%	1.64%	1.65%
Class C
Net of waivers/reimbursements	1.55%	1.58%	1.60%	1.63%	1.63%	1.61%
Before waivers/reimbursements	1.56%	1.58%	1.60%	1.63%	1.63%	1.62%
Advisor Class
Net of waivers/reimbursements	.55%	.58%	.60%	.63%	.63%	.60%
Before waivers/reimbursements	.56%	.58%	.60%	.63%	.63%	.61%
Class R
Net of waivers/reimbursements	1.24%	1.25%	1.27%	1.26%	1.28%	1.20%
Before waivers/reimbursements	1.25%	1.25%	1.27%	1.26%	1.28%	1.25%
Class K
Net of waivers/reimbursements	.90%	.93%	.95%	.93%	.94%	.81%
Before waivers/reimbursements	.90%	.93%	.95%	.93%	.94%	.92%
Class I
Net of waivers/reimbursements	.56%	.57%	.59%	.58%	.58%	.58%
Before waivers/reimbursements	.56%	.58%	.59%	.58%	.58%	.59%

abfunds.com	AB GLOBAL BOND FUND | 125

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015	October 15, 2013(i) to September 30, 2014
Class Z
Net of waivers/reimbursements	.50%	.52%	.53%	.55	%(g)
Before waivers/reimbursements	.51%	.53%	.53%	.55	%(g)

(g)	Annualized.

(h)	Net of expenses waived by the Distributor.

(i)	Commencement of distribution.

*	Includes the impact of proceeds received and credited to the Fund resulting from third party vendor reimbursements, which enhanced the performance of each share class for the year ended September 30, 2013 by 0.01%.
Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the Fund’s performance for the year ended September 30, 2016 by 0.01%.

See notes to financial statements.

126 | AB GLOBAL BOND FUND	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Paul J. DeNoon(2), Vice President

Scott A. DiMaggio(2), Vice President

Douglas J. Peebles(2), Vice President

Matthew S. Sheridan(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Stephen M. Woetzel, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Fixed Income Investment Team. Mr. Paul J. DeNoon, Mr. Scott A. DiMaggio, Mr. Douglas J. Peebles and Mr. Matthew S. Sheridan are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

abfunds.com	AB GLOBAL BOND FUND | 127

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Bond Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held on November 1-3, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

128 | AB GLOBAL BOND FUND	abfunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the

abfunds.com	AB GLOBAL BOND FUND | 129

Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2016 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the Fund’s fee rate with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund

130 | AB GLOBAL BOND FUND	abfunds.com

and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in the 12b-1 fee effective February 1, 2016. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the breakpoint levels. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale.

abfunds.com	AB GLOBAL BOND FUND | 131

This page is not part of the Shareholder Report or the Financial Statements

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund1

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund1

Tax-Managed International Portfolio

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

International Growth Fund

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

ALTERNATIVES (continued)

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund; prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy.

132 | AB GLOBAL BOND FUND	abfunds.com

AB GLOBAL BOND FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GB-0152-0317

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 26, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 26, 2017